N-2	May 01, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001885551
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-259996
Investment Company Act File Number	811-23745
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	7
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	Fundrise Income Real Estate Fund, LLC
Entity Address, Address Line One	11 Dupont Circle NW
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	(202)
Local Phone Number	584-0550
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	May 01, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	SHAREHOLDER TRANSACTION EXPENSES Maximum Sales Load (As a Percentage of Offering Price) None Dividend Reinvestments and Cash Purchase Plan Fees None
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		[1]
Annual Expenses [Table Text Block]	ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund's net assets attributable to the Shares) Management Fee 0.85%Other Expenses Other Expenses – General 0.59%Other Expenses – Marketing 0.49%Total Other Expenses[1] 1.08%Interest Payments on Borrowed Funds[2] 0.18%Property Level Expense[3] None Acquired Funds Fees and Expenses[4] 0.02%Total Annual Fund Operating Expenses 2.13%
[1]	Other Expenses have been restated to reflect estimated amounts based on expenses expected to be incurred for the Fund’s current fiscal year and include professional fees, marketing expenses, and other general and administrative expenses.
[2]	The table assumes the Fund’s use of leverage in an amount equal to approximately 12% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above. The Fund’s unconsolidated operating entities may use borrowings, the costs of which will be indirectly borne by shareholders.
[3]	Property Level Expenses include fees and expenses related to property management, disposition expenses, and any other expenses related to investments in consolidated real property of the Fund’s Real Estate Investment Vehicles (including real estate and property taxes and interest payments on properties held in the Fund’s Real Estate Investment Vehicles). Although the Fund does not anticipate any property level expenses related to investments in consolidated real property, the Fund does expect that its unconsolidated operating entities will incur property level expenses, the costs of which will be indirectly borne by shareholders and are excluded from the above ratios.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and other pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act.

Management Fees [Percent]	0.85%
Interest Expenses on Borrowings [Percent]	0.18%	[2]
Dividend and Interest Expenses on Short Sales [Percent]
Acquired Fund Fees and Expenses [Percent]	0.02%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.59%
Other Annual Expense 2 [Percent]	0.49%
Other Annual Expenses [Percent]	1.08%	[4]
Total Annual Expenses [Percent]	2.13%
Expense Example [Table Text Block]

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $1,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s Operating Expenses (as described above) remain the same. Based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$67	$114	$246

The Example above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the Example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management of the Fund – Management Fee.”

Expense Example, Year 01	$ 22
Expense Example, Years 1 to 3	67
Expense Example, Years 1 to 5	114
Expense Example, Years 1 to 10	$ 246
Purpose of Fee Table , Note [Text Block]	The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.
Other Expenses, Note [Text Block]	Other Expenses have been restated to reflect estimated amounts based on expenses expected to be incurred for the Fund’s current fiscal year and include professional fees, marketing expenses, and other general and administrative expenses.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and other pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without approval of the Fund’s shareholders (“Shareholders”). There can be no assurance that the Fund will achieve its investment objective.

Risk [Text Block]

RISK FACTORS

An investment in the Fund’s Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s Shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should consider carefully the following risks of investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Commercial and Residential Real Estate Industry Risk

The Fund’s residential and commercial real estate and other real estate-related assets will be subject to the risks typically associated with real estate.

The Fund’s residential and commercial real estate debt investments and other real estate-related assets will generally be directly or indirectly secured by a lien on real property that, upon the occurrence of a default on the loan, could result in the Fund acquiring ownership of the property. The Fund will not know whether the values of the properties ultimately securing the Fund’s loans will remain at the levels existing on the dates of origination of those loans. If the values of the mortgaged properties drop, the Fund’s risk will increase because of the lower value of the security associated with such loans. In this manner, real estate values could impact the values of the Fund’s loan investments. The Fund’s investments in residential and commercial real estate (including equity investments in real property) may be similarly affected by real estate property values. Therefore, the Fund’s investments will be subject to the risks typically associated with real estate.

The value of real estate may be adversely affected by a number of risks, including: (i) public health crises, pandemics and epidemics, such as those caused by current or new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and the novel coronavirus (COVID-19); (ii) natural disasters such as hurricanes, earthquakes and floods; (iii) acts of war or terrorism, including the consequences of terrorist attacks, such as those that occurred on September 11, 2001; (iv) adverse changes in national and local economic and real estate conditions; (v) an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants; (vi) changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws; (vii) costs of remediation and liabilities associated with environmental conditions affecting properties; and (viii) the potential for uninsured or underinsured property losses. The value of each property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties. These factors may have a material adverse effect on the ability of the Fund’s borrowers to pay their loans, as well as on the value that the Fund can realize from assets the Fund originates, owns or acquires. In addition, to the extent the Fund makes equity investments in residential and commercial real estate, such investments will be subject to all of the risks associated with real estate described above.

Many of the Fund’s investments are illiquid and the Fund may not be able to vary the Fund’s portfolio in response to changes in economic and other conditions.

The illiquidity of the Fund’s target investments may make it difficult for the Fund to sell such investments if the need or desire arises. The senior mortgage loans, subordinated loans, mezzanine loans, and other loans and investments the Fund may originate or purchase will be particularly illiquid investments due to their short life and the greater difficulty of recoupment in the event of a borrower’s default. In addition, some of the residential and commercial real estate debt investments that the Fund may purchase may be traded in private, unregistered transactions and may therefore be subject to restrictions on resale or otherwise have no established trading market. As a result, the Fund expects many of the Fund’s investments will be illiquid, and if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded its investments and the Fund’s ability to vary its portfolio in response to changes in economic and other conditions may be relatively limited, which could adversely affect the Fund’s results of operations and financial condition.

Declines in the market values of Fund’s investments may adversely affect periodic reported results of operations and credit availability, which may reduce earnings and, in turn, cash available for distribution to Shareholders.

Some of the Fund’s assets are carried at estimated fair value and temporary changes in the market values of those assets will be directly charged or credited to unrealized gain/loss without impacting net investment income on the Statement of Operations. The Fund may pause or halt the recording of the daily accretion/ amortization adjustment to the extent that interest income is not expected to be received due to a decline in the fair value of the securities.

A decline in the market value of the Fund’s assets may adversely affect the Fund particularly in instances where the Fund has borrowed money based on the market value of those assets. If the market value of those assets declines, the lender may require the Fund to post additional collateral to support the loan. If the Fund were unable to post the additional collateral, the Fund may have to sell assets at a time when it might not otherwise choose to do so. A reduction in credit available may reduce the Fund’s earnings and, in turn, cash available for distribution to Shareholders.

Further, credit facility providers may require the Fund to maintain a certain amount of cash reserves or to set aside unlevered assets sufficient to maintain a specified liquidity position, which would allow the Fund to satisfy its collateral obligations. As a result, the Fund may not be able to leverage the Fund’s assets as fully as it would choose, which could reduce the Fund’s return on equity. In the event that the Fund is unable to meet these contractual obligations, the Fund’s financial condition could deteriorate rapidly. Market values of the Fund’s investments may decline for a number of reasons, such as changes in prevailing market rates, increases in defaults, increases in voluntary prepayments for those investments that the Fund has that are subject to prepayment risk, widening of credit spreads and downgrades of ratings of the securities by ratings agencies.

A prolonged economic slowdown, a lengthy or severe recession or declining real estate values could harm the Fund’s operations.

Many of the Fund’s investments may be susceptible to economic slowdowns or recessions, which could lead to financial losses in the Fund’s investments and a decrease in revenues, net income and assets. An economic slowdown or recession, in addition to other non-economic factors such as an excess supply of properties, could have a material negative impact on the values of residential and commercial real estate, including both commercial real estate and residential real estate properties. Declining real estate values will likely reduce the Fund’s level of new mortgage loan originations, since borrowers often use increases in the value of their existing properties to support the purchase or investment in additional properties. Borrowers may also be less able to pay principal and interest on loans if the real estate economy weakens. Further, declining real estate values significantly increase the likelihood that the Fund will incur losses on the loans in the event of default because the value of the Fund’s collateral may be insufficient to cover the Fund’s cost on the loan. Any sustained period of increased payment delinquencies, foreclosures or losses could adversely affect both the Fund’s net interest income from loans in the Fund’s portfolio as well as the Fund’s ability to originate, sell and securitize loans, which would significantly harm the Fund’s revenues, results of operations, financial condition, business prospects and the Fund’s ability to make distributions to Shareholders.

Insurance may not cover all potential losses on residential and commercial real estate Investments made by the Fund, which may impair the value of the Fund’s assets.

Tenants of real estate equity investments and borrowers under real estate debt investments often (though not in all cases) obtain comprehensive insurance covering the respective properties, including liability, fire and extended coverage. However, there are certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes, or terrorism that may be uninsurable or not economically insurable. Inflation, changes in building codes and ordinances, environmental considerations, and other factors also might make it infeasible to use insurance proceeds to replace a property if it is damaged or destroyed. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the mortgaged property, which might impair the Fund’s security and decrease the value of the property.

If the Fund overestimates the value or income-producing or incorrectly prices the risks of the Fund’s investments, the Fund may experience losses.

Analysis of the value or income-producing ability of a commercial or residential real estate Property investment is highly subjective and may be subject to error. The Fund will value its potential commercial or residential real estate equity investments based on yields and risks, taking into account estimated future losses on the commercial or residential real estate debt investments and the mortgaged property included in the securitization’s pools or select residential or commercial real estate equity investments, and the estimated impact of these losses on expected future cash flows and returns. In the event that the risks relative to the price the Fund pays for a particular investment are underestimated, the Fund may experience losses with respect to such investment.

The leases on the properties underlying the Fund’s investments may not be renewed on favorable terms.

The properties underlying the Fund’s investments could be negatively impacted by the deteriorating economic conditions and weaker rental markets. Upon expiration or earlier termination of leases on these properties, the space may not be relet or, if relet, the terms of the renewal or reletting (including the cost of required renovations or concessions to tenants) may be less favorable than current lease terms. In addition, the poor economic conditions may reduce a tenants’ ability to make rent payments under their leases. Any of these situations may result in extended periods where there is a significant decline in revenues or no revenues generated by these properties. Additionally, if market rental rates are reduced, property-level cash flows would likely be negatively affected as existing leases renew at lower rates. If the leases for these properties cannot be renewed for all or substantially all of the space at these properties, or if the rental rates upon such renewal or reletting are significantly lower than expected, the value of the Fund’s investments may be adversely effected.

Risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans the Fund makes or acquires may materially adversely affect the Fund’s investment.

The renovation, refurbishment or expansion by a borrower under a mortgaged or leveraged property involves risks of cost overruns and non-completion. Costs of construction or improvements to bring a property up to standards established for the market position intended for that property may exceed original estimates, possibly making a project uneconomical. Other risks may include environmental risks and construction, rehabilitation and if applicable, subsequent leasing of the property not being completed on schedule. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the borrower may experience a prolonged impairment of net operating income and may not be able to make payments on Fund’s investment.

Risk associated with new construction homebuilding and development of residential and commercial real estate projects may materially affect the Fund’s investment.

The Fund’s investments are subject to risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles that can increase construction costs. Financing risk may also exist should changes in construction costs or financial markets occur. Regulatory risks may exist should changes in regulation occur during construction or if the necessary permits are not secured prior to beginning construction.

The Fund is exposed to environmental liabilities with respect to properties to which the Fund takes title.

In the course of Fund’s business, the Fund may take title to real estate, and, if the Fund does take title, the Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Fund ever becomes subject to significant environmental liabilities, the Fund’s business, financial condition, liquidity and results of operations could be materially and adversely affected.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises could adversely impact the commercial and residential real estate market as well as the market for debt-related investments generally, which could hinder the Fund’s ability to implement the Fund’s business strategy and generate returns to Shareholders.

The Fund intends to originate and acquire a portfolio of commercial and residential real estate, Publicly Traded Real Estate Securities and other real estate-related assets. Economic conditions greatly increase the risks of these investments. The value of collateral securing any loan investment the Fund may make could decrease below the outstanding principal amount of such loan. In addition, revenues on the properties and other assets underlying any loan investments the Fund may make could decrease, making it more difficult for borrowers to meet their payment obligations to the Fund. Each of these factors would increase the likelihood of default and foreclosure, which would likely have a negative impact on the value of the Fund’s loan investment. More generally, the risks arising from the financial market and economic conditions are applicable to all of the investments the Fund may make. The risks apply to commercial and residential mortgage, mezzanine or bridge loans. They also apply to the debt and equity securities of companies that have investment objectives similar to the Fund’s objective.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises may also impact the market for the Fund’s investments and the volatility of the Fund’s investments. The returns available to investors in the Fund’s targeted investments are determined, in part, by: (i) the supply and demand for such investments and (ii) the existence of a market for such investments, which includes the ability to sell or finance such investments. During periods of volatility, the number of investors participating in the market may change at an accelerated pace. If either demand or liquidity increases, the cost of the Fund’s targeted investments may increase. As a result, the Fund may have fewer funds available to make distributions to investors. All of the factors described above could adversely impact the Fund’s ability to implement its investment strategy and make distributions to its Shareholders and could decrease the value of an investment in the Fund.

The Fund is exposed to risks inherent to residential real estate industry.

A number of the Fund’s investments in real estate assets are concentrated in the residential sector. This concentration may expose us to the risk of economic downturns in this sector to a greater extent than if the Fund’s business activities included a more significant portion of other sectors of the real estate industry. Investments in residential real estate are subject to various changes in real estate conditions, and any negative trends in real estate conditions may adversely affect the Fund’s investments through decreased revenues or increased costs. These conditions include: changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns; fluctuations in interest rates; the inability of residents and tenants to pay rent; the existence and quality of the competition, including the attractiveness of properties based on considerations such as convenience of location, rental rates, amenities and safety record; increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs; oversupply of apartments, single-family housing or a reduction in demand for real estate; and changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing usage, zoning, the environment and taxes.

Risks Related to Property Acquisition and Development

The Fund expects to engage in the strategy of acquiring, holding and financing land for future development. The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.

The Fund may finance, own, and develop residential communities in concentrated geographic areas. Residential land development, construction, and lot sales can be highly cyclical and can be affected by the availability of mortgage financing, interest rates and local issues, including the availability of jobs, transportation and the quality of public schools. Once a development is undertaken, no assurances can be given that the Fund will be able to sell the various developed lots or rent the properties in a timely manner. Failure to sell such lots or rent the properties in a timely manner could result in significantly increased carrying costs and erosion or elimination of profit with respect to any development. In a recession or period of prolonged economic downturn, sales of lots and new rents can decline significantly. The Fund is exposed to these increased carrying costs and reduction of profit throughout this recessionary period until conditions improve.

In addition, actual construction and development costs with respect to development can exceed estimates for various reasons, including unknown site conditions. The timing of subdivision lot sales and unimproved or improved property sales are, by their nature, difficult to predict with any precision. Additionally, some of the Fund’s residential properties are multi-year projects, and market conditions may change between the time the Fund decides to develop a property and the time that all or some of the lots or tracts may be ready for sale. Similarly, the Fund may hold undeveloped land for long periods of time prior to development or sale. Any changes in market conditions between the time the Fund acquires land and the time it develops, rents, and/ or sells the land could cause the Fund’s estimates of proceeds and related profits from such sales or rents to be lower or result in an impairment charge. Periods of economic downturn can cause estimated sales prices to decline, increasing the likelihood that the Fund will be required to record one or more impairment charges. Estimates of sales, rents, and profits may differ substantially from actual sales, rents, and profits and as a result, the Fund’s results of operations may differ substantially from these estimates.

Risks Related to Specific Real Estate Property Types

The Fund’s portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will subject to the risks associated with ownership of commercial and residential estate generally.

In addition to these general risks associated with commercial and residential real estate equity investments, the Fund will also be subject to special risks associated with particular sectors or types of commercial and residential real estate, including, but not limited to, the following:

Rental Properties. Rental properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, competition from numerous other retail channels, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, regulatory compliance costs, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, short-term leases of multifamily units and the risk of declining market rent, significant vacancies which affect the resale value of multifamily properties, competition from other apartment communities for tenants, affordability of single-family homes as an alternative to multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Single Family Properties. The value and successful operation of a single family residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, the risk of declining market rent, competition from other institutional investors, affordability of multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Hospitality Properties. The risks of hospitality or hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hospitality properties tend to be more sensitive to seasonal risks, adverse economic conditions, and competition than many other commercial properties.

Industrial Properties. Industrial properties are affected by downturns in the manufacturing, processing and shipping of goods, and the decline in manufacturing activity in the United States.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses (especially licensing and certification requirements for participation in government programs including obtaining certificates of need), adequacy of care, pharmaceutical distribution, reduction in reimbursement rates from third party payors such as Medicare or Medicaid, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays, regulatory delays concerning zoning or various licensing requirements, as well as adverse changes in local and national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels

Student Housing Properties. Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments, as well as short-term and seasonal leasing demands. Other factors affecting student housing include the supply of university-owned housing and the availability and accessibility of transportation. In addition, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

Data Center Properties. Many PropTech and FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.

New Construction Homebuilding. Homebuilding projects are affected by several significant factors, including rising costs and decreased availability of suitable land; costs of construction labor and materials; overbuilding and price competition; consumer demand and confidence; labor availability; availability of construction financing and residential mortgages; and related interest rates

Risks of Investing Through Real Estate Investment Vehicles

By investing in a Real Estate Investment Vehicle, the Fund is indirectly exposed to risks associated with the Real Estate Investment Vehicle’s investments in residential and commercial real estate investments. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	The Fund may not have sole decision-making authority with respect to a Real Estate Investment Vehicle (except any wholly owned Real Estate Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Real Estate Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Real Estate Investment Vehicle;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle that controls the management of the affairs of a Real Estate Investment Vehicle could become insolvent or bankrupt;
•	Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of a Real Estate Investment Vehicle may have a materially adverse effect on the Fund’s investments;
•	Under certain arrangements, no party may have the power to control the Real Estate Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Real Estate Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT for tax purposes;
•	The Fund may rely upon a co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle to manage the day-to-day operations of the Real Estate Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;
•	A co-investor, joint venture partner or other investor managing a Real Estate Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT for tax purposes;
•	The terms of a Real Estate Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity; and
•	Because a Real Estate Investment Vehicle is not registered under the 1940 Act, the Fund, as an investor in the Real Estate Investment Vehicle, will not have all of the protections and substantive regulation of the 1940 Act offered to investors in registered investment companies. However, to the extent they are applicable to the investment activities of any Real Estate Investment Vehicle, such Real Estate Investment will be managed pursuant to the 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States, under which the Fund and a Real Estate Investment Vehicle are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Real Estate Investment Vehicle to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Real Estate Investment Vehicle.

Property Manager Risk

The Adviser will hire property managers to manage properties held by the Fund, the Real Estate Investment Vehicles, or subsidiaries of the Real Estate Investment Vehicles. The property managers have significant decision-making authority with respect to the management of our properties. The Fund’s ability to direct and control how its properties are managed on a day-to-day basis may be limited because we engage other parties to perform this function. Thus, the success of the Fund's business may depend in large part on the ability of our property managers to manage the day-to-day operations and the ability of leasing agents to lease vacancies in the properties. To the extent permitted by the 1940 Act, such property manager may also be affiliated with the Adviser and/or partners in joint ventures, which could result in conflicts of interest. Any adversity experienced by, or problems in the relationship with, the Fund’s property managers or leasing agents could impact the operation and profitability of our properties.

Risks of Investing in Private Real Estate Funds

The Fund may not have sole decision-making authority over the private real estate funds and may be unable to take actions to protect its interests in these investments.

Once the Adviser has selected private real estate funds in which it intends for the Fund to invest, the Adviser may have limited or no control over the investment decisions made by any such private real estate funds, although the Adviser may evaluate regularly each private real estate funds and its institutional asset manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the private real estate funds are subject to certain constraints, the asset managers may change aspects of their investment strategies at any time. The Adviser’s ability to withdraw an investment or allocate away from the private real estate funds, may be constrained by limitations imposed by the private real estate funds, which may prevent the Fund from actively managing its portfolio away from underperforming private real estate funds or in uncertain markets. By investing in the Fund, a Shareholder will not be deemed to be an investor in any private real estate funds and will not have the ability to exercise any rights attributable to an investor in any such private real estate funds related to their investment. Such private real estate funds may impose another level of fees, both management and incentive fees, which would result in higher costs for the Fund and, therefore, for the Fund’s Shareholders.

The Fund may be subject to additional risks if it fails to meet a capital call from the private real estate funds.

Under the terms of the limited partnership agreements or limited liability company operating agreements, as applicable, of many of the private real estate funds in which the Fund intends to invest, the Fund will make commitments to make capital contributions in specified maximum amounts to such private real estate funds (each, a “Capital Contribution”) based on notices provided by the private real estate funds (each, a “Capital Call”). These Capital Contributions will be made from time to time generally on an as needed basis rather than upfront. The Capital Contributions would be used by the applicable private real estate funds to pay specified expenses of the private real estate funds and to make investments in a manner consistent with the investment strategy or guidelines established by the applicable private real estate funds. As a result, the Fund as an investor in a private real estate fund may be required to make a Capital Contribution to such private real estate fund without the benefit of an extensive notice period after a Capital Call and without regard to the Fund’s current financial condition and availability of cash to make such Capital Contribution.

The limited partnership agreement or limited liability company operating agreement, as applicable, of the applicable private real estate funds may contain detailed provisions regarding the failure of an investor in such private real estate funds to honor its Capital Contribution obligation. The consequences that may be imposed upon a defaulting investor in such private real estate funds include interest on overdue amounts, a loss of voting rights in the private real estate funds as long as the default is continuing, and (in many cases) a forced sale or forfeiture of the defaulting investor’s interest in the private real estate funds in favor of the other investors in such private real estate funds.

Because the Fund may have comparatively little notice of when or the amount in which a Capital Call will be made by a private real estate funds, and such Capital Call will be required regardless of the financial condition or availability of cash of the Fund, the Fund is subject to the risk that it may default on its obligation to make a Capital Contribution. Should the Fund default on its obligations to make a Capital Contribution, it may be required to pay interest on the overdue amounts, lose its voting rights in the private real estate funds, or be subject to a forced sale or forfeiture of all or a portion of its interest in the private real estate funds. In such instance, the Fund may experience an adverse effect on its investment in such private real estate funds, which could result in a negative impact to the Fund’s Shareholders.

The private real estate funds will not be registered as investment companies under the 1940 Act and as a result, the Fund will not have the benefit of the 1940 Act’s protective provisions.

The private real estate funds will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be able to avail itself of the protections of the 1940 Act with respect to the private real estate funds, including certain corporate governance protections, such as the requirement to have 40% of the board be Independent Directors, statutory protections against self-dealings and joint transactions by the institutional asset managers and their affiliates, and leverage limitations. Furthermore, some of the institutional asset managers for the private real estate funds may not be registered under the Advisers Act, meaning that the Fund will not be able to rely on the statutory protections of that Advisers Act either.

Certain private real estate fund investments may be short-lived assets and the Fund may not be able to reinvest capital in comparable investments.

Because certain private real estate fund investments are short-lived, the Fund may be unable to reinvest the distributions received from the private real estate funds in investments with similar returns, which could adversely impact the Fund’s performance.

The private real estate funds and REITs may pursue investment strategies that compete with each other or do not align with those of the Fund.

The Fund’s investments in any particular private real estate funds could increase the level of competition for the same trades that other private real estate funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to invest in or liquidate a position in a particular security at a price consistent with the Fund’s strategy.

The valuations of the Fund’s investments in the private real estate funds provided by the institutional asset managers of such private real estate funds may not be accurate or reliable.

The valuation of the Fund’s investments in private real estate funds will be determined by the institutional asset managers of those private real estate funds, which valuation may not be accurate or reliable. While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interests in private real estate funds are not publicly traded and the Fund will depend on appraisers, service providers, and the institutional asset manager to a private real estate fund to provide a valuation, or assistance with a valuation, of those investments. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a private real estate funds, as provided by an institutional asset manager for its assets as of a specific date, may vary from the actual sales price of its assets or any secondary market value price for the underlying fund’s interest, if such investments were sold to a third party.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of the borrowers of debt investments held by such private real estate funds or certain Publicly Traded Real Estate Securities issuers.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of any borrowers of the debt investments held by certain of the private real estate funds or Publicly Traded Real Estate Securities. There is a risk that borrowers to certain private real estate funds or Publicly Traded Real Estate Securities in which the Fund invests will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of an investment and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the investment. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of an investor’s investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Risks Related to the Fund’s Residential and Commercial Real Estate Loans

The residential and commercial real estate loan investments the Fund originates and invests in could be subject to delinquency, foreclosure and loss, which could result in losses to the Fund.

Commercial and residential real estate loans are secured by residential or commercial use property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances. In addition, to the extent the Fund originates or acquire adjustable rate mortgage loans, such loans may contribute to higher delinquency rates because borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate.

In the event of any default under a mortgage loan held by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. The Fund expects that many of the residential and commercial real estate debt investments that the Fund originates will be fully or substantially non-recourse. In the event of a default by a borrower on a non-recourse loan, the Fund will only have recourse to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on one of Fund’s residential or commercial real estate debt investments and the underlying asset collateralizing the residential or commercial real estate debt investments is insufficient to satisfy the outstanding balance of the residential or commercial real estate debt investments, the Fund may suffer a loss of principal or interest. In addition, even if the Fund has recourse to a borrower’s assets, the Fund may not have full recourse to such assets in the event of a borrower bankruptcy.

Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the mortgaged property at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. The resulting time delay could reduce the value of the Fund’s investment in the defaulted mortgage loans, impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.

Competition with third parties in acquiring and originating investments may reduce the Fund’s profitability and the return on a Shareholder’s investment.

The Fund has significant competition with respect to its acquisition and origination of assets with many other companies, including other REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Fund pays higher prices for investments or originate loans on more generous terms than the Fund’s competitors, the Fund’s returns will be lower and the value of the Fund’s assets may not increase or may decrease significantly below the amount the Fund paid for such assets. If such events occur, Shareholders may experience a lower return on their investments.

The Fund’s investments in subordinated commercial and residential real estate loans may be subject to losses.

The may acquire or originate subordinated commercial and residential real estate loans. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on the loan or on debt senior to the loan, or in the event of a borrower bankruptcy, the loan will be satisfied only after the senior debt is paid in full. Where debt senior to the loan exists, the presence of intercreditor arrangements may limit the Fund’s ability to amend its loan documents, assign the loans, accept prepayments, exercise the Fund’s remedies (through “standstill periods”), and control decisions made in bankruptcy proceedings relating to borrowers.

The mezzanine loans in which the Fund may invest involves greater risks of loss than senior loans secured by the same properties.

The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the mezzanine loan. If a borrower defaults on Fund’s mezzanine loan or debt senior to the loan, or in the event of a borrower bankruptcy, the mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

Controlled subsidiaries the Fund may invest in will be subject to specific risks relating to the particular subsidiary.

The Fund may invest in Controlled subsidiaries owning real estate where the Fund is entitled to receive a preferred economic return. Such investments may be subordinate to debt financing. These investments will involve special risks relating to the particular subsidiary, including the financial condition and business outlook of the subsidiary. To the extent these investments are subordinate to debt financing, they will also be subject to risks of (i) limited liquidity in the secondary trading market, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination to the prior claims of banks and other senior lenders to the issuer, (iv) the operation of mandatory sinking fund or call or redemption provisions during periods of declining interest rates that could cause the subsidiary to reinvest any redemption proceeds in lower yielding assets, (v) the possibility that earnings of the subsidiary may be insufficient to meet any distribution obligations and (vi) the declining creditworthiness and potential for insolvency of the subsidiary during periods of rising interest rates and economic downturn. As a result, the Fund may not recover some or all of its capital, which could result in losses.

Investments in non-conforming or non-investment grade rated loans involve greater risk of loss.

Some of the Fund’s investments may not conform to conventional loan standards applied by traditional lenders and either will not be rated or may be rated as non-investment grade by the rating agencies. The non- investment grade ratings for these assets typically result from the overall leverage of the loans, the lack of a strong operating history for the properties underlying the loans, the borrowers’ credit history, the properties’ underlying cash flow or other factors. As a result, these investments may have a higher risk of default and loss than investment grade rated assets. Any loss the Fund incurs may be significant and may reduce distributions to Fund’s Shareholders and adversely affect the value of the Fund’s Shares.

The Fund may invest in CMBS and RMBS, which are subject to several types of risks that may adversely impact Fund performance.

Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect us against loss of the Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

Residential mortgage-backed securities, or RMBS, are bonds that evidence interests in, or are secured by, a single residential mortgage loan or a pool of residential mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

The investment characteristics of RMBS differ from traditional debt securities. The major differences include the fact that interest payments and principal repayments on RMBS are made more frequently (usually monthly), and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. These differences can result in significantly greater price and yield volatility than is the case with traditional debt securities. Prepayments on a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining mortgage interest rates and, if general interest rates also decline, are likely to be reinvested at lower interest rates than the Fund was earning on the RMBS that were prepaid. During a period of rising interest rates, amounts available for reinvestment by the Fund are likely to be lower and the effective maturities of RMBS may extend.

CMBS and RMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS or RMBS will not be fully paid. Subordinate securities of CMBS and RMBS are also subject to greater risk than those CMBS and RMBS that are more highly rated.

The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund invests and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.

With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where it will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.

Adjustable rate mortgage loans may entail greater risks of default to lenders than fixed rate mortgage loans.

Adjustable rate mortgage loans may contribute to higher delinquency rates. Borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, in effect during the initial period of the mortgage loan to the rate computed in accordance with the applicable index and margin. This increase in borrowers’ monthly payments, together with any increase in prevailing market interest rates, after the initial fixed rate period, may result in significantly increased monthly payments for borrowers with adjustable rate mortgage loans, which may make it more difficult for the borrowers to repay the loan or could increase the risk of default of their obligations under the loan.

The Fund may invest in CDOs and such investments may involve significant risks.

The Fund may invest in CDOs. CDOs are multiple class debt securities, or bonds, secured by pools of assets, such as mortgage-backed securities, B-Notes, mezzanine loans, REIT debt and credit default swaps. Like typical securities structures, in a CDO, the assets are pledged to a trustee for the benefit of the holders of the bonds. Like CMBS and RMBS, CDOs are affected by payments, defaults, delinquencies and losses on the underlying commercial or residential real estate loans. CDOs often have reinvestment periods that typically last for five years during which proceeds from the sale of a collateral asset may be invested in substitute collateral. Upon termination of the reinvestment period, the static pool functions very similarly to a CMBS or RMBS securitization where repayment of principal allows for redemption of bonds sequentially. To the extent the Fund invests in the equity securities of a CDO, the Fund will be entitled to all of the income generated by the CDO after the CDO pays all of the interest due on the senior debt securities and its expenses. However, there will be little or no income or principal available to the CDO equity if defaults or losses on the underlying collateral exceed a certain amount. In that event, the value of the Fund’s investment in any equity class of a CDO could decrease substantially. In addition, the equity securities of CDOs are generally illiquid and often must be held by a REIT and because they represent a leveraged investment in the CDO’s assets, the value of the equity securities will generally have greater fluctuations than the values of the underlying collateral.

Changes in interest rates and/or credit spreads could negatively affect the value of the Fund’s investments, which could result in reduced earnings or losses and negatively affect the cash available for distribution to the Fund’s Shareholders.

The Fund may invest in fixed-rate debt investments with fixed distribution amounts. Under a normal yield curve, an investment in these instruments will decline in value if long-term interest rates increase or if credit spreads widen. The Fund may also invest in floating-rate debt investments, for which decreases in interest rates or narrowing of credit spreads will have a negative effect on value and interest income. Even though a loan or other debt investment may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the changes in interest rates or credit spreads. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to Shareholders.

Prepayments can adversely affect the yields on the Fund’s investments.

Prepayments on debt instruments, where permitted under the debt documents, are influenced by changes in current interest rates and a variety of economic, geographic and other factors beyond the Fund’s control, and consequently, such prepayment rates cannot be predicted with certainty. If the Fund is unable to invest the proceeds of such prepayments received, the yield on the Fund’s portfolio will decline. In addition, the Fund may acquire assets at a discount or premium and if the asset does not repay when expected, the Fund’s anticipated yield may be impacted. Under certain interest rate and prepayment scenarios the Fund may fail to recoup fully Fund’s cost of acquisition of certain investments.

Investments that are not United States government insured involve risk of loss.

The Fund may originate and acquire uninsured loans and assets as part of its investment strategy. Such loans and assets may include mortgage loans, mezzanine loans and bridge loans. While holding such interests, the Fund is subject to risks of borrower defaults, bankruptcies, fraud, losses and special hazard losses that are not covered by standard hazard insurance. In the event of any default under loans, the Fund bears the risk of loss of principal and nonpayment of interest and fees to the extent of any deficiency between the value of the collateral and the principal amount of the loan. To the extent the Fund suffers such losses with respect to its investments in such loans, the value of the Fund’s Shares may be adversely affected.

With respect to mortgaged properties, options and other purchase rights may affect value or hinder recovery.

A borrower under certain mortgage loans may give its tenants or another person a right of first refusal or an option to purchase all or a portion of the related mortgaged property. These rights may impede the lender’s ability to sell the related mortgaged property at foreclosure or may adversely affect the value or marketability of the property.

A borrower’s form of entity may cause special risks or hinder the Fund’s recovery.

Since most of the borrowers for the Fund’s residential and commercial real estate debt investments are legal entities rather than individuals, the Fund’s risk of loss may be greater than those of mortgage loans made to individuals. Unlike individuals involved in bankruptcies, most of the entities generally do not have personal assets and creditworthiness at stake. The terms of the mortgage loans generally require that the borrowers covenant to be single-purpose entities, although in some instances the borrowers are not required to observe all covenants and conditions that typically are required in order for them to be viewed under standard rating agency criteria as “single-purpose entities.” Borrowers’ organizational documents or the terms of the mortgage loans may limit their activities to the ownership of only the related mortgaged property or properties and limit the borrowers’ ability to incur additional indebtedness. These provisions are designed to mitigate the possibility that the borrowers’ financial condition would be adversely impacted by factors unrelated to the mortgaged property and the mortgage loan in the pool.

The bankruptcy of a borrower, or a general partner or managing member of a borrower, may impair the ability of the lender to enforce its rights and remedies under the related mortgage. Borrowers that are not single-purpose entities structured to limit the possibility of becoming insolvent or bankrupt, may be more likely to become insolvent or the subject of a voluntary or involuntary bankruptcy proceeding because the borrowers may be (i) operating entities with a business distinct from the operation of the mortgaged property with the associated liabilities and risks of operating an ongoing business or (ii) individuals that have personal liabilities unrelated to the property.

Risks Related to Publicly Traded Real Estate Securities

The Fund’s investments in the securities of publicly traded REITs will be subject to the risks affecting these REITs directly.

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Investments (directly or indirectly) in REITs will subject the Fund to various risks. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments, as rising interest rates can negatively impact the value of real estate securities. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

The Fund’s investments in the unsecured debt of publicly traded REITs will be subject to the credit risk of those REITs.

The Fund may also acquire senior unsecured debt of publicly traded REITs that acquire and hold real estate. Publicly traded REITs may own large, diversified pools of residential and commercial real estate properties or they may focus on a specific type of property, such as regional malls, office properties, apartment properties and industrial warehouses. Publicly traded REITs typically employ leverage, which magnifies the potential for gains and the risk of loss.

The Fund will face certain risks specific to its investments in real estate operating companies (REOCs).

The Fund’s investments in REOCs expose the Fund to unique risks associated with REOCs, including REOC management fees and expenses, volatility in trading markets, and poor performance of the REOC’s holdings. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include:

fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

The Fund may invest in CMBS and RMBS, which are subject to several types of risks that may adversely impact the Fund’s performance.

Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect the Fund against loss of Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

Residential mortgage-backed securities, or RMBS, are bonds that evidence interests in, or are secured by, a single residential mortgage loan or a pool of residential mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

The investment characteristics of RMBS differ from traditional debt securities. The major differences include the fact that interest payments and principal repayments on RMBS are made more frequently (usually monthly), and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. These differences can result in significantly greater price and yield volatility than is the case with traditional debt securities. Prepayments on a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining mortgage interest rates and, if general interest rates also decline, are likely to be reinvested at lower interest rates than the Fund was earning on the RMBS that were prepaid. During a period of rising interest rates, amounts available for reinvestment by the Fund are likely to be lower and the effective maturities of RMBS may extend.

CMBS and RMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS or RMBS will not be fully paid. Subordinate securities of CMBS and RMBS are also subject to greater risk than those CMBS and RMBS that are more highly rated.

Credit markets, including the CMBS and RMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. For example, the COVID-19 pandemic caused significant market pricing and liquidity dislocation, causing a broad-based market decline across securities including CMBS and RMBS. Such market conditions could re-occur and would impact the valuations of the Fund’s investments in CMBS and RMBS and impair the Fund’s ability to sell such investments if it were required to liquidate all or a portion of its CMBS and RMBS investments quickly.

The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund may invest and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.

With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where the Fund will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.

Certain of the Fund’s Publicly Traded Real Estate Securities investments may be adversely affected by changes in credit spreads.

Certain Publicly Traded Real Estate Securities investments the Fund may invest in are subject to changes in credit spreads. When credit spreads widen, the economic value of the Fund’s investments decrease even if such investment is performing in accordance with its terms and the underlying collateral has not changed.

Commercial and residential real estate equity investments will be subject to risks inherent in ownership of real estate.

Real estate cash flows and values are affected by a number of factors, including competition from other available properties and Fund’s ability to provide adequate property maintenance and insurance and to control operating costs. Real estate cash flows and values are also affected by such factors as government regulations (including zoning, usage and tax laws), interest rate levels, the availability of financing, property tax rates, utility expenses, potential liability under environmental and other laws and changes in environmental and other laws. Commercial and residential real estate equity investments that the Fund make will be subject to such risks.

The Fund will face certain risks specific to its investments in ETFs.

The Fund may invest directly in public securities, including ETFs. Much like an index mutual fund, an ETF represents a portfolio of securities, which is often designed to track a particular market segment or index. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their NAV. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money.

The Fund will incur brokerage costs if it buys or sells shares of an ETF and will also bear its proportionate share of the ETF’s fees and expenses, which are passed through to its shareholders. There can be no assurance that an active trading market for an ETF will develop or be maintained. In addition, there can be no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

Non-Listed Closed-End Interval Fund; Liquidity Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the  then-current NAV per Share. It is also likely that Shares would not be accepted as the primary collateral for a loan.

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Non-Diversification Risk

As a “non-diversified” investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.

Certain commercial and residential real estate investments and other real estate-related assets in which the Fund invests may be in or secured by a single property or properties in one geographic location. These investments may carry the risks associated with significant geographical concentration. The Fund has not established and do not plan to establish any investment criteria to limit the Fund’s exposure to these risks for future investments. As a result, properties underlying the Fund’s investments may be overly concentrated in certain geographic areas, and the Fund may experience losses as a result. A worsening of economic conditions in the geographic area in which the Fund’s investments may be concentrated could have an adverse effect on Fund’s business, including reducing the demand for new financings, limiting the ability of customers to pay financed amounts and impairing the value of the Fund’s collateral.

Investment and Market Risk

Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have an adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could reduce investments on the Fundrise Platform by investors and engagement by real estate operators. Periods of economic slowdown or recession, inflation, supply chain disruptions, sanctions, significantly rising interest rates, declining employment levels, decreasing demand for real estate, or the public perception that any of these events may occur, have resulted in and could continue to result in a general decline in acquisition, disposition and leasing activity, as well as a general decline in the value of real estate and in rents. These events could adversely affect the Fund’s demand among investors, which will impact the Fund’s results of operations.

During an economic downturn, it may also take longer for the Fund to dispose of real estate investments, or the disposition prices may be lower than originally anticipated. As a result, the carrying value of such real estate investments may become impaired and the Fund could record losses as a result of such impairment or could experience reduced profitability related to declines in real estate values. These events could adversely affect the Fund’s performance and, in turn, the Fund’s business, and negatively impact the Fund’s results of operations.

Negative general economic conditions could continue to reduce the overall amount of sale and leasing activity in the commercial and residential real estate industry, and hence the demand for Fund’s securities, which may in turn adversely affect the Fund’s revenues. The Fund is unable to predict the likely duration and severity of the current disruption in financial markets and adverse economic conditions in the United States and other countries.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

The current worldwide financial market situation and various social and political tensions in the United States and around the world may continue to contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. Economic uncertainty can have a negative impact on the Fund’s business through changing spreads, structures and purchase multiples, as well as the overall supply of investment capital. Finally, public health crises, pandemics and epidemics, such as, for example, those caused by current or new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and, most recently, the novel coronavirus (COVID-19), may increase as international travel continues to rise and could adversely impact the Fund’s business by interrupting business, supply chains and transactional activities, disrupting travel, and negatively impacting local, national or global economies. The financial markets may continue to be affected by these events and the Fund cannot predict the effects of these or similar events in the future on the United States economy and securities markets or on the Fund’s investments. As a result of these factors, there can be no assurance that the Fund will be able to successfully monitor developments and manage the Fund’s investments in a manner consistent with achieving the Fund’s investment objective.

The COVID-19 pandemic caused severe economic, market and other disruptions worldwide. Conditions in the bank lending, capital and other financial markets may be affected by future pandemics, and that the Fund’s access to capital and other sources of funding may become constrained, which could adversely affect the availability and terms of future borrowings, renewals or refinancings. In addition, public health crises, pandemics and epidemics may affect global economic conditions and ultimately decrease occupancy levels and pricing across the Fund’s portfolio and may cause one or more of the Fund’s tenants to be unable to meet their rent obligations to the Fund in full, or at all, or to otherwise seek modifications of such obligations. In addition, governmental authorities may enact laws that will prevent the Fund from taking action against tenants who do not pay rent. The extent of a global health crises’ effect on the Fund’s operational and financial performance will depend on many developments, including the duration, spread and intensity of the outbreak, all of which are uncertain and difficult to predict.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen, and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending and economic growth. Additionally, the Federal Reserve has in recent years raised certain benchmark interest rates in an effort to combat inflation. However, the Federal Reserve reduced benchmark interest rates in late 2024 and during 2025 to stimulate economic activity. President Trump’s economic policies such as higher tariffs, could prove inflationary. As such, inflation may continue in the near to median-term in the U.S. with the possibility that monetary policy may tighten in response. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time. The Adviser believes that the Federal Reserve’s continued restrictive monetary policy, often summarized as “higher for longer” may result in a “hard landing,” consistent with a recession.

In addition, public health concerns (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, acts of God, political or social unrest, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, fire, wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on local, U.S. and world economies and markets generally. The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at the Fund’s properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments and cause the Fund to lose value.

Delay in the Use of Proceeds Risk

The Fund relies upon the Adviser’s real estate and debt finance professionals to identify suitable investments. Rise Companies and other Fundrise entities also rely on these professionals for investment opportunities. To the extent that Adviser’s real estate and debt finance professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Fundrise sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing loans and other assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments and the ability of the Adviser to source loan origination opportunities for the Fund. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. In some cases, the Fund may also depend upon the performance of third-party loan servicers to service the Fund’s loan investments. Except for the Fund’s 80% investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser and the loan servicers the Adviser may select. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for the Fund to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Distributions Risk

The Fund is required to make distributions sufficient to satisfy the requirements for qualification as a REIT for U.S. federal income tax purposes. There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Illiquid Investment Risk

Many of the Fund’s investments will be illiquid, including the Fund’s residential and commercial real estate investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Adviser has been designated by the Board as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, including the Fund’s commercial real estate investments, subject to the Board’s oversight. As the valuation designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations. Within the parameters of the Adviser’s valuation procedures, the valuation methodologies used to value the Fund’s real estate investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and third-party appraisals of the Fund’s real estate investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser’s and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s real estate investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in a real estate investment or a new appraisal of a real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s CRE investments within every valuation, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s residential and commercial real estate investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third-party valuation agents’ or pricing services’ appraisals in determining the fair value of the residential and commercial real estate investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Management Risk

Rise Companies is a development stage company and, as such, Rise Companies faces increased risks, uncertainties, expenses and difficulties.

In order for the Fund to be successful, the volume of investments and financings originated through the Fundrise Platform will need to increase, which will require Rise Companies to increase its facilities, personnel and infrastructure to accommodate the greater obligations and demands on the Fundrise Platform. The Fundrise Platform is dependent upon the website to maintain current listings and transactions in real estate-related assets. Rise Companies also expects to constantly update its software and website, expand its customer support services and retain an appropriate number of employees to maintain the operations of the Fundrise Platform. If the Fund’s business grows substantially, Rise Companies may need to make significant new investments in personnel and infrastructure to support that growth. If Rise Companies is unable to increase the capacity of the Fundrise Platform and maintain the necessary infrastructure, or if Rise Companies is unable to make significant investments on a timely basis or at reasonable costs, Shareholders may experience delays in receipt of distributions on the Fund’s Shares, periodic downtime of the Fundrise Platform or other disruptions to Fund’s business and operations.

In addition, to continue the development of the Fundrise Platform, Rise Companies will require substantial additional funds. To meet such financing requirements in the future, Rise Companies may raise funds through equity offerings, debt financings or strategic alliances. Raising additional funds may involve agreements or covenants that restrict Rise Companies’ business activities and options. Additional funding may not be available to it on favorable terms, or at all. If Rise Companies is unable to obtain additional funds for the operation of the Fundrise Platform, it may be forced to reduce or terminate its operations, which may adversely affect the Fund’s business and results of operations.

If the security of Shareholders’ confidential information stored in Rise Companies’ systems is breached or otherwise subjected to unauthorized access, Shareholders’ secure information may be stolen.

The Fundrise Platform may store investors’ bank information and other personally-identifiable sensitive data. The Fundrise Platform is hosted in data centers that are compliant with payment card industry security standards and the website uses daily security monitoring services provided by Symantec Corporation. However, any accidental or willful security breach or other unauthorized access could cause Shareholders’ secure information to be stolen and used for criminal purposes, and Shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, the Fundrise Platform and its third-party hosting facilities may be unable to anticipate these techniques or to implement adequate preventative measures. Security breach, whether actual or perceived, would harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a Shareholder’s investment in the Fund.

Any significant disruption in service on the Fundrise Platform or in its computer systems could reduce the attractiveness of the Fundrise Platform and result in a loss of users.

If a catastrophic event resulted in a platform outage and physical data loss, the Fundrise Platform’s ability to perform its functions would be adversely affected. The satisfactory performance, reliability, and availability of Rise Companies’ technology and its underlying hosting services infrastructure are critical to Rise Companies’ operations, level of customer service, reputation and ability to attract new users and retain existing users. Rise Companies’ hosting services infrastructure is provided by a third party hosting provider (the “Hosting Provider”). Rise Companies also maintains a backup system at a separate location that is owned and operated by a third party. The Hosting Provider does not guarantee that users’ access to the Fundrise Platform will be uninterrupted, error-free or secure. Rise Companies’ operations depend on the Hosting Provider’s ability to protect its and Rise Companies’ systems in its facilities against damage or interruption from natural disasters, power or telecommunications failures, air quality, temperature, humidity and other environmental concerns, computer viruses or other attempts to harm the Fund’s systems, criminal acts and similar events. If Rise Companies’ arrangement with the Hosting Provider is terminated, or there is a lapse of service or damage to its facilities, Rise Companies could experience interruptions in its service as well as delays and additional expense in arranging new facilities. Any interruptions or delays in Rise Companies’ service, whether as a result of an error by the Hosting Provider or other third-party error, Rise Companies’ own error, natural disasters or security breaches, whether accidental or willful, could harm the Fund’s ability to perform any services for corresponding project investments or maintain accurate accounts, and could harm Rise Companies’ relationships with users of the Fundrise Platform and Rise Companies’ reputation. Additionally, in the event of damage or interruption, Rise Companies’ insurance policies may not adequately compensate Rise Companies for any losses that the Fund may incur. Rise Companies’ disaster recovery plan has not been tested under actual disaster conditions, and it may not have sufficient capacity to recover all data and services in the event of an outage at a facility operated by the Hosting Provider. These factors could prevent the Fund from processing or posting payments on the corresponding investments, damage Rise Companies’ brand and reputation, divert Rise Companies’ employees’ attention, and cause users to abandon the Fundrise Platform.

The Fund’s ability to implement its investment strategy is dependent, in part, upon its ability to successfully conduct the offering through the Fundrise Platform, which makes an investment in the Fund more speculative.

The Fund will conduct the offering primarily through the Fundrise Platform, which is owned by Fundrise, LLC. The success of this offering, and the Fund’s ability to implement its investment strategy, is dependent upon the Fund’s ability to sell its Shares to investors through the Fundrise Platform. If the Fund is not successful in selling its Shares through the Fundrise Platform, the Fund’s ability to raise proceeds through this offering will be limited and the Fund may not have adequate capital to implement its investment strategy. If the Fund is unsuccessful in implementing its investment strategy, a Shareholder could lose all or a part of his or her investment.

The Fund relies on third-party banks and on third-party computer hardware and software. If the Fund is unable to continue utilizing these services, the Fund’s business and ability to service the corresponding project loans may be adversely affected.

The Fund and the Fundrise Platform rely on third-party and FDIC-insured depository institutions to process the Fund’s transactions, including payments of corresponding loans, processing of subscriptions under this offering and distributions to Shareholders. Under the Automated Clearing House (ACH) rules, if the Fund experiences a high rate of reversed transactions (known as “chargebacks”), the Fund may be subject to sanctions and potentially disqualified from using the system to process payments. The Fundrise Platform also relies on computer hardware purchased and software licensed from third parties. This purchased or licensed hardware and software may be physically located off-site, as is often the case with “cloud services.” This purchased or licensed hardware and software may not continue to be available on commercially reasonable terms, or at all. If the Fundrise Platform cannot continue to obtain such services elsewhere, or if it cannot transition to another processor quickly, the Fund’s ability to process payments will suffer and Shareholders’ ability to receive distributions will be delayed or impaired.

If the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

The Fund’s future depends, in part, on the Adviser’s ability to attract and retain key personnel. The Fund’s future also depends on the continued contributions of the executive officers and other key personnel of the Adviser, each of whom would be difficult to replace. In particular, the Founder/Chief Executive Officer of Rise Companies, who is the Chief Executive Officer of the Adviser, is critical to the management of the Fund’s business and operations and the development of the Fund’s strategic direction. The loss of the services of the Chief Executive Officer or other executive officers or key personnel of the Adviser and the process to replace any of the Adviser’s key personnel would involve significant time and expense and may significantly delay or prevent the achievement of the Fund’s business objectives.

If the Fund’s techniques for managing risk are ineffective, the Fund may be exposed to unanticipated losses.

In order to manage the significant risks inherent in the Fund’s business, the Fund must maintain effective policies, procedures and systems that enable the Fund to identify, monitor and control the Fund’s exposure to market, operational, legal and reputational risks. The Fund’s risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If the Fund’s risk management efforts are ineffective, the Fund could suffer losses or face litigation, particularly from the Fund’s clients, and sanctions or fines from regulators. The Fund’s techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that the Fund might fail to identify or anticipate. Any failures in the Fund’s risk management techniques and strategies to accurately quantify such risk exposure could limit the Fund’s ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. The Fund’s more qualitative approach to managing those risks could prove insufficient, exposing the Fund to unanticipated losses in the Fund’s NAV and therefore a reduction in the Fund’s revenues.

The Fund may not be successful in allocating among its targeted asset classes, and there is no assurance that the Fund’s asset allocation will achieve the Fund’s investment objective or deliver positive returns.

The Fund may not allocate effectively among its targeted asset classes, and its allocations may be unsuccessful in achieving its investment objective. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively among the Fund’s target investments. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Competition Risk

The real estate lending market is competitive and rapidly changing. The Fund expects competition to persist and intensify in the future, which could harm the Fund’s ability to increase volume on the Fundrise Platform.

The Fund’s principal competitors include major banking institutions, private equity funds, real estate investment trusts, as well as online lending platforms that compete with the Fundrise Platform. Competition could result in reduced volumes, reduced fees or the failure of the Fundrise Platform to achieve or maintain more widespread market acceptance, any of which could harm the Fund’s business. In addition, in the future the Fund and the Fundrise Platform may experience new competition from more established internet companies possessing large, existing customer bases, substantial financial resources and established distribution channels. In particular, the Fund’s investment objective and strategies are similar to other REITs and for-sale housing funds sponsored by Rise Companies that are managed and advised by the Adviser. If any of these companies or any major financial institution decided to enter the online lending business, acquire one of the Fund’s existing competitors or form a strategic alliance with one of the Fund’s competitors, the Fund’s ability to compete effectively could be significantly compromised and the Fund’s operating results could be harmed.

Most of the Fund’s current or potential competitors have significantly more financial, technical, marketing and other resources than the Fund does and may be able to devote greater resources to the development, promotion, sale and support of their platforms and distribution channels. The Fund’s potential competitors may also have longer operating histories, more extensive customer bases, greater brand recognition and broader customer relationships than the Fun has. These competitors may be better able to develop new products, to respond quickly to new technologies and to undertake more extensive marketing campaigns. The online real estate investing industry is driven by constant innovation. If the Fund or the Fundrise Platform are unable to compete with such companies and meet the need for innovation, the demand for the Fundrise Platform could stagnate or substantially decline.

Furthermore, the Fund’s success in part depends on its ability to acquire or finance land suitable for residential homebuilding, single-family homes for rent, industrial, and multifamily at reasonable prices. There is strong competition among homebuilders and developers for land that is suitable for development. The future availability of suitable undeveloped land and finished and partially finished developed lots depends on a number of factors outside the Fund’s control, including land availability in general competition with other developers, homebuilders, and land buyers for desirable property, inflation in land prices, zoning allowable housing density and other regulatory requirements. As competition for suitable land increases and as available land is developed, the cost of acquiring or financing suitable remaining land could rise and the availability of suitable land at acceptable prices may decline. Any land shortages or any decrease in the supply of suitable land at reasonable prices could limit the Fund’s ability to finance, develop, or purchase new communities or result in increased land costs.

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect certain of the Fund’s residential and commercial real estate debt investments and Publicly Traded Real Estate Securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the residential and commercial real estate debt investments at attractive prices, and enter into hedging transactions.

Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates continue to increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations. Interest rate changes may also impact the Fund’s NAV as certain Publicly Traded Real Estate Securities, residential and commercial real estate debt investments, and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the Publicly Traded Real Estate Securities and residential and commercial real estate debt investments and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s Publicly Traded Real Estate Securities and residential and commercial real estate debt investments and the Fund’s financial position and operations as a change in interest rates generally.

Below Investment Grade (High Yield or Junk) Securities Risk

The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short- term and the long-term.

Risks Related to the Fund’s Financing Strategy

The Fund may be unable to obtain financing required to acquire or originate investments as contemplated in its investment strategy, which could compel it to restructure or abandon a particular acquisition or origination and harm its ability to make distributions.

The Fund expects to fund a portion of its investments with financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

In a period of rising interest rates, the Fund’s interest expense could increase while the interest it earns on its fixed-rate assets or LIBOR capped floating rate assets would not change, which would adversely affect the Fund’s profitability.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability.

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by 139 CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, London Interbank Offer Rate (“LIBOR”), EURIBOR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (FCA) which regulates LIBOR, announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. All LIBOR settings have ceased to be published as of September 2024 and the Fund has transitioned to successor or alternative reference rates. The  termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for USD LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve and the Federal Reserve Bank of New York, was formed. The ARRC has identified the SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). A substantial portion of floating rate investments by the Fund may be linked to SOFR, Term SOFR or another rate determined using SOFR. This transition from LIBOR to alternative reference rates and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition.

The Fund may use short-term borrowings to finance its investments and it may need to use such borrowings for extended periods of time to the extent it is unable to access long-term financing. This may expose the Fund to increased risks associated with decreases in the fair value of the underlying collateral, which could have an adverse impact on the Fund’s results of operations.

While the Fund expects to seek non-recourse, long-term financing through securitization financing transactions or other structures, such financing may be unavailable to it on favorable terms or at all. Consequently, the Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through repurchase arrangements, credit facilities and other types of borrowings may put the Fund’s assets and financial condition at risk. Any such short-term financing may also be recourse to the Fund, which will increase the risk of its investments. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

The Fund may use leverage to provide additional funds to support its investment activities. The Fund may employ leverage of not more than 33 1/3% of total assets as it is limited to 33 1/3% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), in order to provide more funds available for investment, which may increase the risk of loss associated with its investments.

The Fund and certain special purpose vehicles in which the Fund invests may use leverage to provide additional funds to support their investment activities. The Fund may utilize debt financing consisting of property level debt (mortgages on the Fund’s properties that are generally not recourse to the Fund) and incur entity level debt (non-mortgage debt at the Fund level). Property level debt will be incurred by special purpose vehicles held by the Fund (including as part of a joint venture with a third party) and secured by real estate owned by such special purpose vehicles. Such special purpose vehicles would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If any such special purpose vehicle were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund. When such property level debt is not recourse to the Fund, and the entity holding such debt was not formed for the purpose of avoiding the 1940 Act’s limitations on leverage, the Fund will not treat such non-recourse borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage, unless the entity or joint venture holding such debt is a Controlled Subsidiary of the Fund or the financial statements of the entity or joint venture holding such debt will be consolidated in the Fund’s financial statements unless such debt would be eliminated in the consolidated financial statements in accordance with Regulation S-X and the other accounting rules. Where such special purpose vehicles are not a Controlled Subsidiary of the Fund (e.g. including as part of a non- controlled joint venture with a third party), the Fund would not consider the investments as giving rise to Fund leverage.

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Shares.

Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Shares, if any, are borne entirely by holders of Shares. Shares income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Shares varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Any decline in the NAV of the Fund will be borne entirely by holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Shares than if the Fund were not leveraged.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.

In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33 1⁄3% limitation if effected in compliance with applicable SEC rules and guidance with respect to derivative transactions. Alternatively, if the Fund does not determine to treat reverse repurchase agreements or similar financing transactions as derivative transactions, the Fund will comply with the asset coverage requirements of Section 18 of the 1940 Act with respect to the Fund’s use of reverse repurchase agreements and similar financing transactions.

The SEC adopted Rule 18f-4 under the 1940 Act, which provides for the regulation of registered investment companies’ use of derivatives and certain related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, among other requirements. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives (that is, the Fund’s derivatives exposure does not exceed 10 percent of its net assets, as calculated in accordance with Rule 18f-4) may be deemed limited derivatives users (as defined in Rule 18f-4) and would not be subject to the full requirements of Rule 18f-4. Currently, the Fund is a limited derivatives user under Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund. The Fund is designated as a limited derivatives user (as defined in Rule 18f-4).

There can be no assurance that the Fund’s leveraging strategy will be successful.

Hedging against interest rate exposure may adversely affect the Fund’s earnings, limit the Fund’s gains or result in losses, which could adversely affect cash available for distribution to Shareholders.

The Fund may enter into interest rate swap agreements or pursue other interest rate hedging strategies. The Fund’s hedging activity, if any, will vary in scope based on the level of interest rates, the type of portfolio investments held, and other changing market conditions. Interest rate hedging may fail to protect or could adversely affect the Fund because, among other things: (i) interest rate hedging can be expensive, particularly during periods of rising and volatile interest rates; (ii) available interest rate hedging may not correspond directly with the interest rate risk for which protection is sought; (iii) the duration of the hedge may not match the duration of the related liability or asset; (iv) Fund’s hedging opportunities may be limited by the treatment of income from hedging transactions under the rules determining REIT tax qualification; (v) the credit quality of the party owing money on the hedge may be downgraded to such an extent that it impairs Fund’s ability to sell or assign Fund’s side of the hedging transaction; (vi) the party owing money in the hedging transaction may default on its obligation to pay; and (vii) the Fund may purchase a hedge that turns out not to be necessary, i.e., a hedge that is out of the money. Any hedging activity the Fund engages in may adversely affect the Fund’s earnings, which could adversely affect cash available for distribution to Shareholders. Therefore, while the Fund may enter into such transactions to seek to reduce interest rate risks, unanticipated changes in interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged or liabilities being hedged may vary materially. Moreover, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose the Fund to risk of loss.

Credit facilities may contain recourse obligations and any default could materially adversely affect the Fund’s business, liquidity and financial condition.

The Fund may finance certain of its investments through the use of repurchase agreements with one or more financial institutions. Obligations under certain repurchase agreements could be recourse obligations to the Fund and any default thereunder could result in margin calls and further force a liquidation of assets at times when the pricing may be unfavorable to the Fund. The Fund’s default under such repurchase agreements could negatively impact the Fund’s business, liquidity and financial condition.

The Fund may enter into a variety of arrangements to finance its investments, which may require it to provide additional collateral and significantly impact the Fund’s liquidity position.

The Fund may use a variety of structures to finance its investments. To the extent these financing arrangements contain mark-to-market provisions, if the market value of the investments pledged by the Fund declines due to credit quality deterioration, it may be required by its lenders to provide additional collateral or pay down a portion of its borrowings. In a weakening economic environment, the Fund would generally expect credit quality and the value of the investment that serves as collateral for its financing arrangements to decline, and in such a scenario, it is likely that the terms of its financing arrangements would require partial repayment from it, which could be substantial. Posting additional collateral to support its financing arrangements could significantly reduce the Fund’s liquidity and limit its ability to leverage its assets. In the event the Fund does not have sufficient liquidity to meet such requirements, its lenders can accelerate its borrowings, which could have a material adverse effect on the Fund’s business and operations.

Lenders may require the Fund to enter into restrictive covenants relating to its operations, which could limit the Fund’s ability to make distributions.

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the shareholders or that prohibit it from discontinuing insurance coverage or replacing the Investment Adviser. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Derivatives Risk

The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes. The Fund may invest without limitation in Treasury futures, interest rate swaps, swaptions or similar instruments and combinations thereof. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Rule 18f-4 under the 1940 Act, among other things, requires that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund.

Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.

Risks Related to the Fund’s Tax Status as a REIT

Failure to maintain its REIT tax status would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders.

The Fund believes that its organization, prior and proposed ownership and method of operation will enable the Fund to meet the requirements for qualification as a REIT for tax purposes. However, the Fund cannot assure Shareholders that it will qualify as such. This is because qualification as a REIT for tax purposes involves the application of highly technical and complex provisions of the Code as to which there are only limited judicial and administrative interpretations and involves the determination of facts and circumstances not entirely within the Fund’s control. Future legislation, new regulations, administrative interpretations or court decisions may significantly change the tax laws or the application of the tax laws with respect to qualification as a REIT for tax purposes or the U.S. federal income tax consequences of such qualification.

If the Fund fails to maintain its REIT tax status in any taxable year, the Fund will face serious tax consequences that will substantially reduce the funds available for distributions to Shareholders because: (i) the Fund would not be allowed a deduction for dividends paid to shareholders in computing Fund’s taxable income and would be subject to U.S. federal income tax at regular corporate rates; and (ii) unless the Fund is entitled to relief under certain U.S. federal income tax laws, the Fund could not re-elect REIT tax status until the fifth calendar year after the year in which the Fund failed to maintain its REIT status.

In addition, if the Fund fails to maintain its REIT tax status, the Fund will no longer be required to make distributions. As a result of all these factors, the Fund’s failure to maintain its REIT tax status could impair the Fund’s ability to expand the Fund’s business and raise capital, and it would adversely affect the value of the Fund’s Shares. See “U.S. Federal Income Tax Considerations” for a discussion of certain U.S. federal income tax considerations relating to the Fund and its Shares.

Even if the Fund maintains its REIT tax status, the Fund may owe other taxes that will reduce the Fund’s cash flows.

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distributes less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary (a “TRS”). Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

REIT distribution requirements could adversely affect the Fund’s liquidity and may force the Fund to borrow funds during unfavorable market conditions.

In order to maintain the Fund’s REIT tax status and to meet the REIT distribution requirements for tax purposes, the Fund may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. In addition, the Fund may need to reserve cash (including proceeds from this offering) to satisfy the Fund’s REIT distribution requirements for tax purposes, even though there are attractive investment opportunities that may be available. To maintain its REIT tax status, the Fund generally must distribute to Fund’s Shareholders at least 90% of the Fund’s net taxable income each year, excluding capital gains. In addition, the Fund will be subject to corporate income tax to the extent the Fund distributes less than 100% of its taxable income including any net capital gain. The Fund intends to make distributions to Fund’s Shareholders to comply with the requirements of the Code for maintaining REIT tax status and to minimize or eliminate the Fund’s corporate income tax obligation to the extent consistent with the Fund’s business objectives. The Fund’s cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, the effect of non-deductible capital expenditures, limitations on interest expense and net operating loss deductibility, the creation of reserves or required debt service or amortization payments. The Fund generally is required to accrue income from mortgage loans, mortgage-backed securities, and other types of debt instruments currently over the term of the asset, even if the Fund does not receive the cash payments corresponding to such income until later periods. Thus, all or a part of the anticipated increase in yield on the loans the Fund holds that are attributable to deferred interest, exit fees and/or equity participation features generally must be accrued currently notwithstanding that the corresponding cash payment is deferred or uncertain. The insufficiency of Fund’s cash flows to cover the Fund’s distribution requirements could have an adverse impact on the Fund’s ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain the Fund’s REIT tax status. In addition, the Fund will be subject to a 4% nondeductible excise tax on the amount, if any, by which distributions paid by the Fund in any calendar year are less than the sum of 85% of the Fund’s ordinary income, 95% of Fund’s capital gain net income and 100% of Fund’s undistributed income from prior years. To address and/or mitigate some of these issues, the Fund may make taxable distributions that are in part paid in cash and in part paid in the Fund’s Shares. In such cases Shareholders may have tax liabilities from such distributions in excess of the cash they receive. The treatment of such taxable share distributions is not clear, and it is possible the taxable share distribution will not count towards the Fund’s distribution requirement, in which case adverse consequences could apply.

If the Fund fails to invest a sufficient amount of the net proceeds from selling the Fund’s Shares in real estate assets within one year from the receipt of the proceeds, the Fund could fail to maintain its REIT tax status.

Temporary investment of the net proceeds from sales of the Fund’s Shares in short-term securities and income from such investment generally will allow the Fund to satisfy various REIT income and asset requirements for tax purposes, but only during the one-year period beginning on the date the Fund receives the net proceeds. If the Fund is unable to invest a sufficient amount of the net proceeds from sales of the Fund’s Shares in qualifying real estate assets within such one-year period, the Fund could fail to satisfy one or more of the gross income or asset tests and/or the Fund could be limited to investing all or a portion of any remaining funds in cash or cash equivalents. If the Fund fails to satisfy any such income or asset test, unless the Fund is entitled to relief under certain provisions of the Code, the Fund could fail to maintain its REIT tax status.

If the Fund forms a taxable REIT subsidiary (TRS), the Fund’s overall tax liability could increase.

Any TRS the Fund forms will be subject to U.S. federal, state and local income tax on its taxable income. Accordingly, although the Fund’s ownership of any TRSs may allow the Fund to participate in the operating income from certain activities that the Fund could not participate in without violating the REIT income tests requirements of the Code for tax purposes or incurring the 100% tax on gains from prohibited transactions, the TRS through which the Fund earns such operating income or gain will be fully subject to corporate income tax. The after-tax net income of any TRS would be available for distribution to the Fund; however, any dividends received by the Fund from its domestic TRSs will only be qualifying income for the 95% REIT income test, not the 75% REIT income test, for tax purposes. See “U.S. Federal Income Tax Considerations – Income Tests” for additional information.

Although the Fund’s use of TRSs may partially mitigate the impact of meeting certain requirements necessary to maintain the Fund’s qualification for taxation as a REIT, there are limits on the Fund’s ability to own and engage in transactions with TRSs, and a failure to comply with the limits would jeopardize the Fund’s REIT qualification and may result in the application of a 100% excise tax.

A fund that qualifies for taxation as a REIT may own up to 100% of the stock or securities of one or more TRSs. A TRS may hold assets and earn income that would not be qualifying assets or income if held or earned directly by a fund that qualifies for taxation as a REIT. A TRS also may sell assets without incurring the 100% tax on prohibited transactions. Both the subsidiary and the fund that qualifies for taxation as a REIT must jointly elect to treat the subsidiary as a TRS. A corporation of which a TRS directly or indirectly owns more than 35% of the voting power or value of the stock will automatically be treated as a TRS. Overall, no more than 20% of the value of assets of a fund that qualifies for taxation as a REIT may consist of stock or securities of one or more TRSs. The rules impose a 100% excise tax on certain transactions between a TRS and its parent fund that qualifies for taxation as a REIT that are not conducted on an arm’s-length basis. The Fund may jointly elect with one or more subsidiaries for those subsidiaries to be treated as TRSs for U.S. federal income tax purposes. These TRSs will pay U.S. federal, state and local income tax on their taxable income, and their after-tax net income will be available for distribution to the Fund but is not required to be distributed to the Fund. The Fund will monitor the value of its respective investments in any TRSs the Fund may form for the purpose of ensuring compliance with TRS ownership limitations and intend to structure the Fund’s transactions with any such TRSs on terms that the Fund believes are arm’s-length to avoid incurring the 100% excise tax described above. There can be no assurance, however, that the Fund will be able to comply with the 20% TRS limitation or to avoid application of the 100% excise tax.

Dividends payable by funds that qualify for taxation as REITs generally do not qualify for reduced tax rates under current law.

The maximum U.S. federal income tax rate for certain qualified dividends payable to U.S. Shareholders that are individuals, trusts and estates generally is 20%. Dividends payable by funds that qualify for taxation as REITs, however, are generally not eligible for the reduced rates and therefore may be subject to a 37% maximum U.S. federal income tax rate on ordinary income when paid to such Shareholders. The more favorable rates applicable to regular corporate dividends under current law could cause investors who are individuals, trusts and estates or are otherwise sensitive to these lower rates to perceive investments in funds that qualify for taxation as REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the stock of funds that qualify for taxation as REITs, including the Fund’s Shares. However, for taxable years beginning before January 1, 2026, non-corporate taxpayers may deduct up to 20% of “qualified REIT dividends.” Qualified REIT dividends eligible for this deduction generally will include the Fund’s dividends received by a non-corporate U.S. Shareholder that the Fund does not designate as capital gain dividends and that are not qualified dividend income.

Complying with REIT requirements for tax purposes may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments.

To qualify for taxation as a REIT, the Fund must continually satisfy tests concerning, among other things, the sources of the Fund’s income, the nature and diversification of Fund’s assets, the amounts the Fund distributes to its Shareholders and the ownership of the Fund’s Shares. The Fund may be required to make distributions to its Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution. Thus, compliance with the REIT requirements for tax purposes may, for instance, hinder the Fund’s ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to the Fund and its Shareholders, or may require the Fund to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder Fund’s investment performance. As a fund that qualifies for taxation as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities and qualified “real estate assets.” The remainder of the Fund’s investments in securities (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) generally cannot include more than 10% of the outstanding voting securities of any one issuer or more than 10% of the total value of the outstanding securities of any one issuer. In addition, in general, no more than 5% of the value of Fund’s total assets (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of Fund’s total securities can be represented by securities of one or more TRSs, and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. After meeting these requirements at the close of a calendar quarter, if the Fund fails to comply with these requirements at the end of any subsequent calendar quarter, the Fund must correct the failure within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions to avoid losing Fund’s REIT tax status. As a result, the Fund may be required to liquidate from the Fund’s portfolio or forego otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to Shareholders.

The Fund may be restricted from acquiring, transferring or redeeming certain amounts of the Fund’s Shares.

In order to maintain Fund’s REIT tax status, among other requirements, no more than 50% in value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals, as defined in the Code to include certain kinds of entities, during the last half of any taxable year, other than the first year for which a REIT election for tax purposes is made. To assist the Fund in qualifying for taxation as a REIT, the Fund’s LLC Agreement contains an aggregate Share ownership limit and a Common Shares ownership limit. Generally, any of the Fund’s Shares owned by affiliated owners will be added together for purposes of the aggregate Share ownership limit, and any Common Shares owned by affiliated owners will be added together for purposes of the common Shares ownership limit.

If anyone attempts to transfer or own Shares in a way that would violate the aggregate Share ownership limit or the Common Shares ownership limit (or would prevent the Fund from continuing to qualify for taxation as a REIT), unless such ownership limits have been waived by the Adviser, those Shares instead will be deemed transferred to a trust for the benefit of a charitable beneficiary and will be either redeemed by the Fund or sold to a person whose ownership of the Shares will not violate the aggregate Share ownership limit or the Common Shares ownership limit and will not prevent the Fund from qualifying for taxation as a REIT. If this transfer to a trust fails to prevent such a violation or the Fund’s disqualification as a REIT for tax purposes, then the initial intended transfer or ownership will be null and void from the outset. Anyone who acquires or owns Shares in violation of the aggregate Share ownership limit or the common Shares ownership limit, unless such ownership limit or limits have been waived by the Adviser, or the other restrictions on transfer or ownership in the LLC Agreement, bears the risk of a financial loss when the Shares are redeemed or sold, if the NAV of the Fund’s Shares falls between the date of purchase and the date of repurchase. The Fund’s limits on ownership of the Fund’s Shares also may require the Fund to decline redemption requests that would cause other Shareholders to exceed such ownership limits. In addition, in order to comply with certain of the distribution requirements applicable to funds that qualify for taxation as REITs, the Fund will decline to honor any redemption request that the Fund believes is a “dividend equivalent” redemption as discussed in “U.S. Federal Income Tax Considerations – Repurchase of Shares.”

The failure of a mezzanine loan to qualify as a real estate asset could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may acquire mezzanine loans, for which the Internal Revenue Service, or the IRS, has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. To the extent that any of the Fund’s mezzanine loans do not meet all of the requirements for reliance on the safe harbor, such loans may not be real estate assets and could adversely affect the Fund’s REIT tax status.

The Fund intends to make certain other investments through Real Estate Investment Vehicles (with rights to receive preferred economic returns) and may invest in “kickers” with respect to certain investments that the Fund determines to hold outside of a TRS. The character of such investments for REIT tax purposes may depend on the assets and operations of the issuer, which the Fund generally will not control. Thus, no assurance can be given that any such issuer will not operate in a manner that causes the Fund to fail an income or asset test requirement. In addition, the proper treatment of certain investments, including investments through Real Estate Investment Vehicles (with rights to receive preferred economic returns) and “kickers,” for U.S. federal income tax purposes is unclear. If the IRS were to successfully challenge the Fund’s characterization of an investment, it could adversely affect the Fund’s REIT tax status.

Complying with REIT requirements for tax purposes may limit the Fund’s ability to hedge effectively and may cause the Fund to incur tax liabilities.

The REIT tax provisions of the Code substantially limit the Fund’s ability to hedge the Fund’s liabilities. Generally, income from a hedging transaction the Fund enter into to manage risk of interest rate changes with respect to borrowings made or to be made to acquire or carry real estate assets or to offset certain other positions does not constitute “gross income” for purposes of the 75% or 95% gross income tests, provided certain circumstances are satisfied. To the extent that the Fund enters into other types of hedging transactions, the income from those transactions is likely to be treated as non-qualifying income for purposes of both of the gross income tests. As a result of these rules, the Fund may need to limit the Fund’s use of advantageous hedging techniques or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because the Fund’s TRS would be subject to tax on income or gains resulting from hedges entered into by it or expose the Fund to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in the Fund’s TRSs will generally not provide any tax benefit, except for being carried forward for use against future taxable income in the TRSs.

The ability of the Adviser to revoke the Fund’s qualification for taxation as a REIT with Board approval but without Shareholder approval may cause adverse consequences to Shareholders.

Subject to approval by the Board, the Adviser may revoke or otherwise terminate the Fund’s REIT tax status election, without the approval of Shareholders, if it determines that it is no longer in the Fund’s best interest to qualify for taxation as a REIT. If the Fund ceases to maintain its REIT tax status, the Fund will not be allowed a deduction for dividends paid to Shareholders in computing the Fund’s taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on the Fund’s total return to Shareholders.

The IRS may take the position that gains from sales of property are subject to a 100% prohibited transaction tax.

The Fund may have to sell assets from time to time to fund redemption requests, to satisfy the Fund’s REIT distribution requirements, to satisfy other REIT tax requirements, or for other purposes. It is possible that the IRS may take the position that one or more sales of Fund’s properties may be a prohibited transaction, which is a sale of property held by the Fund primarily for sale in the ordinary course of the Fund’s trade or business. If the Fund is deemed to have engaged in a prohibited transaction, the Fund’s gain from such sale would be subject to a 100% tax. The Code sets forth a safe harbor under which a fund that qualifies for taxation as a REIT may, under certain circumstances, sell property without risking the imposition of the 100% tax, but there is no assurance that the Fund will be able to qualify for the safe harbor. The Fund does not intend to hold property for sale in the ordinary course of business, but there is no assurance that the IRS will not challenge Fund’s position, especially if the Fund makes frequent sales or sales of property in which the Fund has short holding periods. For example, the Fund could be subject to this tax if it were to dispose of or securitize loans (or portions thereof) in a manner that was treated as a sale of the loans for U.S. federal income tax purposes. Therefore, in order to avoid the prohibited transactions tax, the Fund may choose not to engage in certain sales of loans at the Fund level (and may conduct such sales through a TRS), and may limit the structures the Fund utilizes for any securitization transactions, even though the sales or structures might otherwise be beneficial to the Fund.

Legislative or regulatory action related to federal income tax laws could adversely affect Fund’s Shareholders and/or the Fund’s business.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was enacted. The TCJA makes major changes to the Code, including a number of provisions of the Code that affect the taxation of funds that qualify for taxation as REITs and their stockholders. The effect of certain of the significant changes made by the TCJA is highly uncertain, and administrative guidance will be required in order to fully evaluate the effect of many provisions. The effect of any technical corrections with respect to the TCJA could have an adverse effect on the Fund or its Shareholders. Investors should consult their tax advisors regarding the implications of the TCJA on their investment in the Fund’s Shares.

In addition, in recent years, numerous legislative, judicial and administrative changes have been made to the federal income tax laws applicable to investments in funds that qualify for taxation as REITs and similar entities. Additional changes to tax laws and regulations are likely to continue to occur in the future, and the Fund cannot assure Shareholders that any such changes will not adversely affect the taxation of a Shareholder or will not have an adverse effect on an investment in the Fund’s Shares. Shareholders are urged to consult with their own tax advisors with respect to the potential effect that the TCJA or other legislative, regulatory or administrative developments and proposals could have on their investment in the Fund’s Shares.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a Shareholder’s investment in the Fund’s Shares and may trigger taxable gain.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of the Fund’s distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of the Fund’s distributions for a year exceeds Fund’s current and accumulated earnings and profits for that year. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s Shares, and to the extent that it exceeds the holder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares.

The Fund’s ability to provide certain services to the Fund’s tenants may be limited by the REIT taxation rules, or may have to be provided through a TRS.

As a fund that qualifies for taxation as a REIT, the Fund generally cannot hold interests in rental property where tenants receive services other than services that are customarily provided by landlords, nor can the Fund derive income from a third party that provides such services. If services to tenants at properties in which the Fund holds an interest are limited to customary services, those properties may be disadvantaged as compared to other properties that can be operated without the same restrictions. However, the Fund can provide such non-customary services to tenants or share in the revenue from such services if the Fund does so through a TRS, though income earned through the TRS will be subject to corporate income taxes.

The Adviser and its affiliates have limited experience managing a portfolio of assets owned by a fund that qualifies for taxation as REIT.

Funds are subject to numerous complex requirements in order to maintain their REIT tax status, including income and asset composition tests. The Adviser and its affiliates have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Adviser and its affiliates manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the value of the Fund’s Shares.

The Fund’s qualification for taxation as a REIT and avoidance of 100% tax may depend on the characterization of loans that the Fund makes as debt for U.S. federal income tax purposes.

For U.S. federal income tax purposes, the IRS or a court may treat a loan with sufficient equity characteristics as equity for tax purposes. The Fund may obtain equity participation rights with respect to the Fund’s loans, and the Fund may make loans with relatively high loan-to-value ratios and/or high yields, which are among the features that can cause a loan to be treated as equity for U.S. federal income tax purposes. Although the Fund intends to structure each of the Fund’s loans so that the loan should be respected as debt for U.S. federal income tax purposes, it is possible that the IRS or a court could disagree and seek to recharacterize the loan as equity. Recharacterization of one of the Fund’s loans as equity for U.S. federal income tax purposes generally would require the Fund to include its share of the gross assets and gross income of the borrower in the Fund’s REIT asset and income tests. Inclusion of such items could jeopardize the Fund’s REIT tax status. Moreover, to the extent the Fund’s borrowers hold their assets as dealer property or inventory, if the Fund is treated as holding equity in a borrower for U.S. federal income tax purposes, the Fund’s share of gains from sales by the borrower would be subject to the 100% tax on prohibited transactions (except to the extent earned through a TRS).

The failure of a loan to qualify as an obligation secured by a mortgage on real property within the meaning of the REIT rules could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may make investments in loans whose qualification as a real estate mortgage loan for REIT taxation purposes is uncertain or which are treated in part as qualifying mortgage loans and in part as unsecured loans. The failure of a loan that the Fund treated as a qualifying mortgage loan to qualify as such for REIT taxation purposes could cause the Fund to fail one or more of the REIT income or asset tests, and thereby cause the Fund to fail to qualify for taxation as a REIT unless certain relief provisions also apply.

In general, interest income accrued on a loan that is secured by real property and personal property during a taxable year constitutes qualifying mortgage interest in its entirety for purposes of the 75% gross income test only if the loan is secured by a mortgage on real property with a value (at the time the Fund committed to acquire the loan) at least equal to the highest outstanding principal amount of the loan during such taxable year. In the case of loans to improve or develop real property, the value of the real property collateral when the Fund commits to acquire a loan is deemed to include the reasonably estimated cost of the improvements or developments (other than personal property) which will secure the loan and which will be constructed from the proceeds of the loan. Subject to a limited exemption, if the outstanding principal balance of a mortgage loan during the taxable year exceeds the deemed value of the real property securing the loan at the time the Fund committed to acquire the loan, a portion of the interest accrued during the year will not be qualifying mortgage interest for the 75% income test and a portion of such loan likely will not be a qualifying real estate asset. In that case, the Fund could earn income that is not qualifying for the 75% income test and be treated as holding a non-real estate investment in whole or part, which could result in the Fund’s failure to qualify for taxation as a REIT. However, a mortgage loan secured by both real property and personal property will be treated as a wholly qualifying real estate asset and all interest will be qualifying income for purposes of the 75% income test if the fair market value of such personal property does not exceed 15% of the total fair market value of all such property, even if the real property collateral value is less than the outstanding principal balance of the loan.

The “taxable mortgage pool” rules may increase the taxes that the Fund or its Shareholders may incur, and may limit the manner in which the Fund effects future securitizations.

Any borrowings incurred by the Fund could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. Except as provided below, the Fund generally would not be adversely affected by the characterization as a taxable mortgage pool so long as the Fund owns 100% of the equity interests in a taxable mortgage pool. Certain categories of Shareholders, however, such as non-U.S. Shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain U.S. tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool. In addition, to the extent that the Fund’s Shares are owned by tax-exempt “disqualified organizations,” such as certain government- related entities and charitable remainder trusts that are not subject to tax on unrelated business income, the Fund may incur a corporate level tax on a portion of the Fund’s income from the taxable mortgage pool. In that case, the Fund may reduce the amount of the Fund’s distributions to any disqualified organization whose Share ownership gave rise to the tax. Moreover, the Fund would be precluded from selling equity interests in these securitizations to outside investors, or selling any debt securities issued in connection with these securitizations that might be considered to be equity interests for U.S. federal income tax purposes. These limitations may prevent the Fund from using certain techniques to maximize the Fund’s returns from securitization transactions.

The SAI describes the Fund’s principal investment risks in more detail and also describes other risks applicable to the Fund. The additional risks include the following:

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement that require you to waive your rights to request to review and obtain information relating to the Fund, including, but not limited to, names and contact information of the Fund’s shareholders.

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement requiring you to waive your rights to request to review and obtain information relating to and maintained by the Fund, including, but not limited to, names and contact information of the Fund’s shareholders, information listed in Section 18-305 of the Delaware Limited  Liability Company Act (6 Del. C. § 18-101, et. seq.) (the “Delaware LLC Act”), and any other information deemed to be confidential by the Fund in its sole discretion (the “Waiver Provisions”).

Through the Fund’s required public filing disclosures, periodic reports and obligation to provide annual reports and tax information to its shareholders, much of the information listed in Section 18-305 of the Delaware LLC Act will be available to shareholders notwithstanding the Waiver Provisions. While the intent of such Waiver Provisions is to protect your personally identifiable information from being disclosed pursuant to Section 18-305 of the Delaware LLC Act, by agreeing to be subject to the Waiver Provisions, you are severely limiting your right to seek access to the personally identifiable information of other shareholders, such as names, addresses and other information about shareholders and the Fund that the Fund deems to be confidential. As a result, the Waiver Provision could impede your ability to communicate with other shareholders, and such provisions, on their own, or together with the effect of the arbitration provisions contained in the LLC Agreement, may impede your ability to bring or sustain claims against the Fund, including under applicable securities laws. The SAI provides additional information about the arbitration provisions. A court may choose not to enforce the Waiver Provisions.

BY AGREEING TO BE SUBJECT TO THE WAIVER PROVISIONS, INVESTORS WILL NOT BE DEEMED TO WAIVE THE FUND’S COMPLIANCE WITH THE FEDERAL SECURITIES LAWS AND THE RULES AND REGULATIONS PROMULGATED THEREUNDER.

Risks Related to the Adviser and its Affiliates and the Fundrise Platform

Rise Companies is currently incurring net losses and expects to continue incurring net losses in the future.

Rise Companies is currently incurring net losses and expects to continue incurring net losses in the future. Its failure to become profitable could impair the operations of the Fundrise Platform by limiting its access to working capital to operate the Fundrise Platform. In addition, Rise Companies expects its operating expenses to increase in the future as it expands its operations. If Rise Companies’ operating expenses exceed its expectations, its financial performance could be adversely affected. If its revenue does not grow to offset these increased expenses, Rise Companies may never become profitable. In future periods, Rise Companies may not have any revenue growth, or its revenue could decline.

If Rise Companies were to enter bankruptcy proceedings, the operation of the Fundrise Platform and the activities with respect to the Fund’s operations and business would be interrupted and subscription proceeds held in a segregated account may be subject to the bankruptcy.

If Rise Companies were to enter bankruptcy proceedings or to cease operations, the Fund would be required to find other ways to meet obligations regarding the Fund’s operations and business. Such alternatives could result in delays in the disbursement of distributions or the filing of reports or could require the Fund to pay significant fees to another company that the Fund engages to perform services for the Fund.

Effects of Leverage [Text Block]

Effects of Leverage

The following table illustrates the effect of leverage on Common Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

The table further reflects the issuance of leverage representing approximately 12% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), net of expenses and the Fund’s currently projected annual interest on its leverage of 4.75%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Shares Total Return	(12.01)%	(6.33)%	(0.65)%	5.03%	10.72%

Common Shares total return is composed of two elements: the Common Shares dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long- term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Annual Interest Rate [Percent]	4.75%
Effects of Leverage [Table Text Block]

The table further reflects the issuance of leverage representing approximately 12% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), net of expenses and the Fund’s currently projected annual interest on its leverage of 4.75%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Shares Total Return	(12.01)%	(6.33)%	(0.65)%	5.03%	10.72%

Return at Minus Ten [Percent]	(12.01%)
Return at Minus Five [Percent]	(6.33%)
Return at Zero [Percent]	(0.65%)
Return at Plus Five [Percent]	5.03%
Return at Plus Ten [Percent]	10.72%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the effect of leverage on Common Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The following descriptions of the Fund’s Shares, certain provisions of Delaware law and certain provisions of the LLC Agreement are summaries and are qualified by reference to Delaware law and the LLC Agreement, a copy of which is filed as an exhibit to the Registration Statement of which this Prospectus is a part. Reference should be made to the LLC Agreement on file with the SEC for the full text of these provisions.

Shares

The Fund is a Delaware limited liability company organized on August 27, 2021 under the Delaware Limited Liability Company Act  (6 Del. C. § 18-101, et. seq.) (“Delaware LLC Act”), issuing limited liability company interests. The limited liability company interests in the Fund will be denominated in common shares of limited liability company interests (“Shares” or “Common Shares”) and, if created in the future, preferred shares of limited liability company interests (“Preferred Shares”). The LLC Agreement provides that the Fund may issue an unlimited number of Shares.

All of the Shares offered by this Registration Statement will be duly authorized and validly issued. Upon payment in full of the consideration payable with respect to the Shares, as determined by the Board, the holders of such Shares will not be liable to the Fund to make any additional capital contributions with respect to such Shares (except for the return of distributions under certain circumstances as required by Sections 18-215, 18-607 and 18-804 of the Delaware LLC Act). Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions. However, holders of Shares will be eligible to participate in the Fund’s Share repurchase program, as described in “Periodic Repurchase Offers.”

The Fund intends to make distributions necessary to maintain its qualification as a REIT. The Fund expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Dividend Reinvestment Plan.”

The Fund’s fiscal year end is December 31. In addition, the Fund has elected and has qualified to be taxed as a REIT for U.S. federal income tax purposes beginning with the Fund’s taxable year ended December 31, 2022 and intends to continue to qualify as a REIT.

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of April 1, 2026:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	None	63,592,329

Share Classes

The Fund is currently offering one class of Shares on a continuous basis. The Fund may offer additional classes of Shares in the future. The Fund may apply for exemptive relief from the SEC that would permit the Fund to issue multiple classes of Shares; there is no assurance, however, that the relief would be granted. Until such exemptive relief is granted and the Fund registers a new Share class, the Fund will only offer one class of Shares.

Preferred Shares

Section 215(e) of the Delaware LLC Act specifically authorizes the creation of ownership interests of different classes of limited liability company interests, having such relative rights, powers and duties as the limited liability company agreement may provide, and may make provision for the future creation in the manner provided in the limited liability company agreement of additional classes of membership interests. In accordance with this provision, the LLC Agreement provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Common Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without approval of Shareholders.

The Board is authorized to fix the number of Preferred Shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions of such securities as the Board sees fit. As of the date of this Prospectus, no Preferred Shares are outstanding and the Fund has no current plans to issue any Preferred Shares.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Directors at all times and to elect a majority of the Directors if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

Voting Rights

The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the LLC Agreement or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The LLC Agreement provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the LLC Agreement or a resolution of the Board specifying a greater or lesser vote requirement, the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act) shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders. There will be no cumulative voting in the election of Directors. Under the LLC Agreement, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Liquidation Rights

In the event of a liquidation, termination or winding up of the Fund, whether voluntary or involuntary, the Fund will first pay or provide for payment of the Fund’s debts and other liabilities, including the liquidation preferences of any class of Preferred Shares. Thereafter, holders of the Fund’s Common Shares will share in the funds of the Fund remaining for distribution pro rata in accordance with their respective interests in the Fund.

Security Dividends [Text Block]

The Fund intends to make distributions necessary to maintain its qualification as a REIT. The Fund expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Dividend Reinvestment Plan.”

Security Voting Rights [Text Block]

Voting Rights

The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the LLC Agreement or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The LLC Agreement provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the LLC Agreement or a resolution of the Board specifying a greater or lesser vote requirement, the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act) shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders. There will be no cumulative voting in the election of Directors. Under the LLC Agreement, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Security Liquidation Rights [Text Block]

Liquidation Rights

In the event of a liquidation, termination or winding up of the Fund, whether voluntary or involuntary, the Fund will first pay or provide for payment of the Fund’s debts and other liabilities, including the liquidation preferences of any class of Preferred Shares. Thereafter, holders of the Fund’s Common Shares will share in the funds of the Fund remaining for distribution pro rata in accordance with their respective interests in the Fund.

Outstanding Securities [Table Text Block]

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of April 1, 2026:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	None	63,592,329

Commercial and Residential Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial and Residential Real Estate Industry Risk

The Fund’s residential and commercial real estate and other real estate-related assets will be subject to the risks typically associated with real estate.

The Fund’s residential and commercial real estate debt investments and other real estate-related assets will generally be directly or indirectly secured by a lien on real property that, upon the occurrence of a default on the loan, could result in the Fund acquiring ownership of the property. The Fund will not know whether the values of the properties ultimately securing the Fund’s loans will remain at the levels existing on the dates of origination of those loans. If the values of the mortgaged properties drop, the Fund’s risk will increase because of the lower value of the security associated with such loans. In this manner, real estate values could impact the values of the Fund’s loan investments. The Fund’s investments in residential and commercial real estate (including equity investments in real property) may be similarly affected by real estate property values. Therefore, the Fund’s investments will be subject to the risks typically associated with real estate.

The value of real estate may be adversely affected by a number of risks, including: (i) public health crises, pandemics and epidemics, such as those caused by current or new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and the novel coronavirus (COVID-19); (ii) natural disasters such as hurricanes, earthquakes and floods; (iii) acts of war or terrorism, including the consequences of terrorist attacks, such as those that occurred on September 11, 2001; (iv) adverse changes in national and local economic and real estate conditions; (v) an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants; (vi) changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws; (vii) costs of remediation and liabilities associated with environmental conditions affecting properties; and (viii) the potential for uninsured or underinsured property losses. The value of each property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties. These factors may have a material adverse effect on the ability of the Fund’s borrowers to pay their loans, as well as on the value that the Fund can realize from assets the Fund originates, owns or acquires. In addition, to the extent the Fund makes equity investments in residential and commercial real estate, such investments will be subject to all of the risks associated with real estate described above.

Many of the Fund’s investments are illiquid and the Fund may not be able to vary the Fund’s portfolio in response to changes in economic and other conditions.

The illiquidity of the Fund’s target investments may make it difficult for the Fund to sell such investments if the need or desire arises. The senior mortgage loans, subordinated loans, mezzanine loans, and other loans and investments the Fund may originate or purchase will be particularly illiquid investments due to their short life and the greater difficulty of recoupment in the event of a borrower’s default. In addition, some of the residential and commercial real estate debt investments that the Fund may purchase may be traded in private, unregistered transactions and may therefore be subject to restrictions on resale or otherwise have no established trading market. As a result, the Fund expects many of the Fund’s investments will be illiquid, and if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded its investments and the Fund’s ability to vary its portfolio in response to changes in economic and other conditions may be relatively limited, which could adversely affect the Fund’s results of operations and financial condition.

Declines in the market values of Fund’s investments may adversely affect periodic reported results of operations and credit availability, which may reduce earnings and, in turn, cash available for distribution to Shareholders.

Some of the Fund’s assets are carried at estimated fair value and temporary changes in the market values of those assets will be directly charged or credited to unrealized gain/loss without impacting net investment income on the Statement of Operations. The Fund may pause or halt the recording of the daily accretion/ amortization adjustment to the extent that interest income is not expected to be received due to a decline in the fair value of the securities.

A decline in the market value of the Fund’s assets may adversely affect the Fund particularly in instances where the Fund has borrowed money based on the market value of those assets. If the market value of those assets declines, the lender may require the Fund to post additional collateral to support the loan. If the Fund were unable to post the additional collateral, the Fund may have to sell assets at a time when it might not otherwise choose to do so. A reduction in credit available may reduce the Fund’s earnings and, in turn, cash available for distribution to Shareholders.

Further, credit facility providers may require the Fund to maintain a certain amount of cash reserves or to set aside unlevered assets sufficient to maintain a specified liquidity position, which would allow the Fund to satisfy its collateral obligations. As a result, the Fund may not be able to leverage the Fund’s assets as fully as it would choose, which could reduce the Fund’s return on equity. In the event that the Fund is unable to meet these contractual obligations, the Fund’s financial condition could deteriorate rapidly. Market values of the Fund’s investments may decline for a number of reasons, such as changes in prevailing market rates, increases in defaults, increases in voluntary prepayments for those investments that the Fund has that are subject to prepayment risk, widening of credit spreads and downgrades of ratings of the securities by ratings agencies.

A prolonged economic slowdown, a lengthy or severe recession or declining real estate values could harm the Fund’s operations.

Many of the Fund’s investments may be susceptible to economic slowdowns or recessions, which could lead to financial losses in the Fund’s investments and a decrease in revenues, net income and assets. An economic slowdown or recession, in addition to other non-economic factors such as an excess supply of properties, could have a material negative impact on the values of residential and commercial real estate, including both commercial real estate and residential real estate properties. Declining real estate values will likely reduce the Fund’s level of new mortgage loan originations, since borrowers often use increases in the value of their existing properties to support the purchase or investment in additional properties. Borrowers may also be less able to pay principal and interest on loans if the real estate economy weakens. Further, declining real estate values significantly increase the likelihood that the Fund will incur losses on the loans in the event of default because the value of the Fund’s collateral may be insufficient to cover the Fund’s cost on the loan. Any sustained period of increased payment delinquencies, foreclosures or losses could adversely affect both the Fund’s net interest income from loans in the Fund’s portfolio as well as the Fund’s ability to originate, sell and securitize loans, which would significantly harm the Fund’s revenues, results of operations, financial condition, business prospects and the Fund’s ability to make distributions to Shareholders.

Insurance may not cover all potential losses on residential and commercial real estate Investments made by the Fund, which may impair the value of the Fund’s assets.

Tenants of real estate equity investments and borrowers under real estate debt investments often (though not in all cases) obtain comprehensive insurance covering the respective properties, including liability, fire and extended coverage. However, there are certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes, or terrorism that may be uninsurable or not economically insurable. Inflation, changes in building codes and ordinances, environmental considerations, and other factors also might make it infeasible to use insurance proceeds to replace a property if it is damaged or destroyed. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the mortgaged property, which might impair the Fund’s security and decrease the value of the property.

If the Fund overestimates the value or income-producing or incorrectly prices the risks of the Fund’s investments, the Fund may experience losses.

Analysis of the value or income-producing ability of a commercial or residential real estate Property investment is highly subjective and may be subject to error. The Fund will value its potential commercial or residential real estate equity investments based on yields and risks, taking into account estimated future losses on the commercial or residential real estate debt investments and the mortgaged property included in the securitization’s pools or select residential or commercial real estate equity investments, and the estimated impact of these losses on expected future cash flows and returns. In the event that the risks relative to the price the Fund pays for a particular investment are underestimated, the Fund may experience losses with respect to such investment.

The leases on the properties underlying the Fund’s investments may not be renewed on favorable terms.

The properties underlying the Fund’s investments could be negatively impacted by the deteriorating economic conditions and weaker rental markets. Upon expiration or earlier termination of leases on these properties, the space may not be relet or, if relet, the terms of the renewal or reletting (including the cost of required renovations or concessions to tenants) may be less favorable than current lease terms. In addition, the poor economic conditions may reduce a tenants’ ability to make rent payments under their leases. Any of these situations may result in extended periods where there is a significant decline in revenues or no revenues generated by these properties. Additionally, if market rental rates are reduced, property-level cash flows would likely be negatively affected as existing leases renew at lower rates. If the leases for these properties cannot be renewed for all or substantially all of the space at these properties, or if the rental rates upon such renewal or reletting are significantly lower than expected, the value of the Fund’s investments may be adversely effected.

Risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans the Fund makes or acquires may materially adversely affect the Fund’s investment.

The renovation, refurbishment or expansion by a borrower under a mortgaged or leveraged property involves risks of cost overruns and non-completion. Costs of construction or improvements to bring a property up to standards established for the market position intended for that property may exceed original estimates, possibly making a project uneconomical. Other risks may include environmental risks and construction, rehabilitation and if applicable, subsequent leasing of the property not being completed on schedule. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the borrower may experience a prolonged impairment of net operating income and may not be able to make payments on Fund’s investment.

Risk associated with new construction homebuilding and development of residential and commercial real estate projects may materially affect the Fund’s investment.

The Fund’s investments are subject to risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles that can increase construction costs. Financing risk may also exist should changes in construction costs or financial markets occur. Regulatory risks may exist should changes in regulation occur during construction or if the necessary permits are not secured prior to beginning construction.

The Fund is exposed to environmental liabilities with respect to properties to which the Fund takes title.

In the course of Fund’s business, the Fund may take title to real estate, and, if the Fund does take title, the Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Fund ever becomes subject to significant environmental liabilities, the Fund’s business, financial condition, liquidity and results of operations could be materially and adversely affected.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises could adversely impact the commercial and residential real estate market as well as the market for debt-related investments generally, which could hinder the Fund’s ability to implement the Fund’s business strategy and generate returns to Shareholders.

The Fund intends to originate and acquire a portfolio of commercial and residential real estate, Publicly Traded Real Estate Securities and other real estate-related assets. Economic conditions greatly increase the risks of these investments. The value of collateral securing any loan investment the Fund may make could decrease below the outstanding principal amount of such loan. In addition, revenues on the properties and other assets underlying any loan investments the Fund may make could decrease, making it more difficult for borrowers to meet their payment obligations to the Fund. Each of these factors would increase the likelihood of default and foreclosure, which would likely have a negative impact on the value of the Fund’s loan investment. More generally, the risks arising from the financial market and economic conditions are applicable to all of the investments the Fund may make. The risks apply to commercial and residential mortgage, mezzanine or bridge loans. They also apply to the debt and equity securities of companies that have investment objectives similar to the Fund’s objective.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises may also impact the market for the Fund’s investments and the volatility of the Fund’s investments. The returns available to investors in the Fund’s targeted investments are determined, in part, by: (i) the supply and demand for such investments and (ii) the existence of a market for such investments, which includes the ability to sell or finance such investments. During periods of volatility, the number of investors participating in the market may change at an accelerated pace. If either demand or liquidity increases, the cost of the Fund’s targeted investments may increase. As a result, the Fund may have fewer funds available to make distributions to investors. All of the factors described above could adversely impact the Fund’s ability to implement its investment strategy and make distributions to its Shareholders and could decrease the value of an investment in the Fund.

The Fund is exposed to risks inherent to residential real estate industry.

A number of the Fund’s investments in real estate assets are concentrated in the residential sector. This concentration may expose us to the risk of economic downturns in this sector to a greater extent than if the Fund’s business activities included a more significant portion of other sectors of the real estate industry. Investments in residential real estate are subject to various changes in real estate conditions, and any negative trends in real estate conditions may adversely affect the Fund’s investments through decreased revenues or increased costs. These conditions include: changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns; fluctuations in interest rates; the inability of residents and tenants to pay rent; the existence and quality of the competition, including the attractiveness of properties based on considerations such as convenience of location, rental rates, amenities and safety record; increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs; oversupply of apartments, single-family housing or a reduction in demand for real estate; and changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing usage, zoning, the environment and taxes.

Risks Related to Property Acquisition and Development [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Property Acquisition and Development

The Fund expects to engage in the strategy of acquiring, holding and financing land for future development. The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.

The Fund may finance, own, and develop residential communities in concentrated geographic areas. Residential land development, construction, and lot sales can be highly cyclical and can be affected by the availability of mortgage financing, interest rates and local issues, including the availability of jobs, transportation and the quality of public schools. Once a development is undertaken, no assurances can be given that the Fund will be able to sell the various developed lots or rent the properties in a timely manner. Failure to sell such lots or rent the properties in a timely manner could result in significantly increased carrying costs and erosion or elimination of profit with respect to any development. In a recession or period of prolonged economic downturn, sales of lots and new rents can decline significantly. The Fund is exposed to these increased carrying costs and reduction of profit throughout this recessionary period until conditions improve.

In addition, actual construction and development costs with respect to development can exceed estimates for various reasons, including unknown site conditions. The timing of subdivision lot sales and unimproved or improved property sales are, by their nature, difficult to predict with any precision. Additionally, some of the Fund’s residential properties are multi-year projects, and market conditions may change between the time the Fund decides to develop a property and the time that all or some of the lots or tracts may be ready for sale. Similarly, the Fund may hold undeveloped land for long periods of time prior to development or sale. Any changes in market conditions between the time the Fund acquires land and the time it develops, rents, and/ or sells the land could cause the Fund’s estimates of proceeds and related profits from such sales or rents to be lower or result in an impairment charge. Periods of economic downturn can cause estimated sales prices to decline, increasing the likelihood that the Fund will be required to record one or more impairment charges. Estimates of sales, rents, and profits may differ substantially from actual sales, rents, and profits and as a result, the Fund’s results of operations may differ substantially from these estimates.

Risks Related to Specific Real Estate Property Types [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Specific Real Estate Property Types

The Fund’s portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will subject to the risks associated with ownership of commercial and residential estate generally.

In addition to these general risks associated with commercial and residential real estate equity investments, the Fund will also be subject to special risks associated with particular sectors or types of commercial and residential real estate, including, but not limited to, the following:

Rental Properties. Rental properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, competition from numerous other retail channels, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, regulatory compliance costs, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, short-term leases of multifamily units and the risk of declining market rent, significant vacancies which affect the resale value of multifamily properties, competition from other apartment communities for tenants, affordability of single-family homes as an alternative to multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Single Family Properties. The value and successful operation of a single family residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, the risk of declining market rent, competition from other institutional investors, affordability of multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Hospitality Properties. The risks of hospitality or hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hospitality properties tend to be more sensitive to seasonal risks, adverse economic conditions, and competition than many other commercial properties.

Industrial Properties. Industrial properties are affected by downturns in the manufacturing, processing and shipping of goods, and the decline in manufacturing activity in the United States.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses (especially licensing and certification requirements for participation in government programs including obtaining certificates of need), adequacy of care, pharmaceutical distribution, reduction in reimbursement rates from third party payors such as Medicare or Medicaid, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays, regulatory delays concerning zoning or various licensing requirements, as well as adverse changes in local and national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels

Student Housing Properties. Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments, as well as short-term and seasonal leasing demands. Other factors affecting student housing include the supply of university-owned housing and the availability and accessibility of transportation. In addition, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

Data Center Properties. Many PropTech and FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.

New Construction Homebuilding. Homebuilding projects are affected by several significant factors, including rising costs and decreased availability of suitable land; costs of construction labor and materials; overbuilding and price competition; consumer demand and confidence; labor availability; availability of construction financing and residential mortgages; and related interest rates

Risks of Investing Through Real Estate Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing Through Real Estate Investment Vehicles

By investing in a Real Estate Investment Vehicle, the Fund is indirectly exposed to risks associated with the Real Estate Investment Vehicle’s investments in residential and commercial real estate investments. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	The Fund may not have sole decision-making authority with respect to a Real Estate Investment Vehicle (except any wholly owned Real Estate Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Real Estate Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Real Estate Investment Vehicle;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle that controls the management of the affairs of a Real Estate Investment Vehicle could become insolvent or bankrupt;
•	Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of a Real Estate Investment Vehicle may have a materially adverse effect on the Fund’s investments;
•	Under certain arrangements, no party may have the power to control the Real Estate Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Real Estate Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT for tax purposes;
•	The Fund may rely upon a co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle to manage the day-to-day operations of the Real Estate Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;
•	A co-investor, joint venture partner or other investor managing a Real Estate Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;
•	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT for tax purposes;
•	The terms of a Real Estate Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity; and
•	Because a Real Estate Investment Vehicle is not registered under the 1940 Act, the Fund, as an investor in the Real Estate Investment Vehicle, will not have all of the protections and substantive regulation of the 1940 Act offered to investors in registered investment companies. However, to the extent they are applicable to the investment activities of any Real Estate Investment Vehicle, such Real Estate Investment will be managed pursuant to the 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States, under which the Fund and a Real Estate Investment Vehicle are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Real Estate Investment Vehicle to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Real Estate Investment Vehicle.

Property Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Property Manager Risk

The Adviser will hire property managers to manage properties held by the Fund, the Real Estate Investment Vehicles, or subsidiaries of the Real Estate Investment Vehicles. The property managers have significant decision-making authority with respect to the management of our properties. The Fund’s ability to direct and control how its properties are managed on a day-to-day basis may be limited because we engage other parties to perform this function. Thus, the success of the Fund's business may depend in large part on the ability of our property managers to manage the day-to-day operations and the ability of leasing agents to lease vacancies in the properties. To the extent permitted by the 1940 Act, such property manager may also be affiliated with the Adviser and/or partners in joint ventures, which could result in conflicts of interest. Any adversity experienced by, or problems in the relationship with, the Fund’s property managers or leasing agents could impact the operation and profitability of our properties.

Risks of Investing in Private Real Estate Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Private Real Estate Funds

The Fund may not have sole decision-making authority over the private real estate funds and may be unable to take actions to protect its interests in these investments.

Once the Adviser has selected private real estate funds in which it intends for the Fund to invest, the Adviser may have limited or no control over the investment decisions made by any such private real estate funds, although the Adviser may evaluate regularly each private real estate funds and its institutional asset manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the private real estate funds are subject to certain constraints, the asset managers may change aspects of their investment strategies at any time. The Adviser’s ability to withdraw an investment or allocate away from the private real estate funds, may be constrained by limitations imposed by the private real estate funds, which may prevent the Fund from actively managing its portfolio away from underperforming private real estate funds or in uncertain markets. By investing in the Fund, a Shareholder will not be deemed to be an investor in any private real estate funds and will not have the ability to exercise any rights attributable to an investor in any such private real estate funds related to their investment. Such private real estate funds may impose another level of fees, both management and incentive fees, which would result in higher costs for the Fund and, therefore, for the Fund’s Shareholders.

The Fund may be subject to additional risks if it fails to meet a capital call from the private real estate funds.

Under the terms of the limited partnership agreements or limited liability company operating agreements, as applicable, of many of the private real estate funds in which the Fund intends to invest, the Fund will make commitments to make capital contributions in specified maximum amounts to such private real estate funds (each, a “Capital Contribution”) based on notices provided by the private real estate funds (each, a “Capital Call”). These Capital Contributions will be made from time to time generally on an as needed basis rather than upfront. The Capital Contributions would be used by the applicable private real estate funds to pay specified expenses of the private real estate funds and to make investments in a manner consistent with the investment strategy or guidelines established by the applicable private real estate funds. As a result, the Fund as an investor in a private real estate fund may be required to make a Capital Contribution to such private real estate fund without the benefit of an extensive notice period after a Capital Call and without regard to the Fund’s current financial condition and availability of cash to make such Capital Contribution.

The limited partnership agreement or limited liability company operating agreement, as applicable, of the applicable private real estate funds may contain detailed provisions regarding the failure of an investor in such private real estate funds to honor its Capital Contribution obligation. The consequences that may be imposed upon a defaulting investor in such private real estate funds include interest on overdue amounts, a loss of voting rights in the private real estate funds as long as the default is continuing, and (in many cases) a forced sale or forfeiture of the defaulting investor’s interest in the private real estate funds in favor of the other investors in such private real estate funds.

Because the Fund may have comparatively little notice of when or the amount in which a Capital Call will be made by a private real estate funds, and such Capital Call will be required regardless of the financial condition or availability of cash of the Fund, the Fund is subject to the risk that it may default on its obligation to make a Capital Contribution. Should the Fund default on its obligations to make a Capital Contribution, it may be required to pay interest on the overdue amounts, lose its voting rights in the private real estate funds, or be subject to a forced sale or forfeiture of all or a portion of its interest in the private real estate funds. In such instance, the Fund may experience an adverse effect on its investment in such private real estate funds, which could result in a negative impact to the Fund’s Shareholders.

The private real estate funds will not be registered as investment companies under the 1940 Act and as a result, the Fund will not have the benefit of the 1940 Act’s protective provisions.

The private real estate funds will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be able to avail itself of the protections of the 1940 Act with respect to the private real estate funds, including certain corporate governance protections, such as the requirement to have 40% of the board be Independent Directors, statutory protections against self-dealings and joint transactions by the institutional asset managers and their affiliates, and leverage limitations. Furthermore, some of the institutional asset managers for the private real estate funds may not be registered under the Advisers Act, meaning that the Fund will not be able to rely on the statutory protections of that Advisers Act either.

Certain private real estate fund investments may be short-lived assets and the Fund may not be able to reinvest capital in comparable investments.

Because certain private real estate fund investments are short-lived, the Fund may be unable to reinvest the distributions received from the private real estate funds in investments with similar returns, which could adversely impact the Fund’s performance.

The private real estate funds and REITs may pursue investment strategies that compete with each other or do not align with those of the Fund.

The Fund’s investments in any particular private real estate funds could increase the level of competition for the same trades that other private real estate funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to invest in or liquidate a position in a particular security at a price consistent with the Fund’s strategy.

The valuations of the Fund’s investments in the private real estate funds provided by the institutional asset managers of such private real estate funds may not be accurate or reliable.

The valuation of the Fund’s investments in private real estate funds will be determined by the institutional asset managers of those private real estate funds, which valuation may not be accurate or reliable. While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interests in private real estate funds are not publicly traded and the Fund will depend on appraisers, service providers, and the institutional asset manager to a private real estate fund to provide a valuation, or assistance with a valuation, of those investments. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a private real estate funds, as provided by an institutional asset manager for its assets as of a specific date, may vary from the actual sales price of its assets or any secondary market value price for the underlying fund’s interest, if such investments were sold to a third party.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of the borrowers of debt investments held by such private real estate funds or certain Publicly Traded Real Estate Securities issuers.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of any borrowers of the debt investments held by certain of the private real estate funds or Publicly Traded Real Estate Securities. There is a risk that borrowers to certain private real estate funds or Publicly Traded Real Estate Securities in which the Fund invests will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of an investment and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the investment. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of an investor’s investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Risks Related to the Fund’s Residential and Commercial Real Estate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Residential and Commercial Real Estate Loans

The residential and commercial real estate loan investments the Fund originates and invests in could be subject to delinquency, foreclosure and loss, which could result in losses to the Fund.

Commercial and residential real estate loans are secured by residential or commercial use property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances. In addition, to the extent the Fund originates or acquire adjustable rate mortgage loans, such loans may contribute to higher delinquency rates because borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate.

In the event of any default under a mortgage loan held by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. The Fund expects that many of the residential and commercial real estate debt investments that the Fund originates will be fully or substantially non-recourse. In the event of a default by a borrower on a non-recourse loan, the Fund will only have recourse to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on one of Fund’s residential or commercial real estate debt investments and the underlying asset collateralizing the residential or commercial real estate debt investments is insufficient to satisfy the outstanding balance of the residential or commercial real estate debt investments, the Fund may suffer a loss of principal or interest. In addition, even if the Fund has recourse to a borrower’s assets, the Fund may not have full recourse to such assets in the event of a borrower bankruptcy.

Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the mortgaged property at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. The resulting time delay could reduce the value of the Fund’s investment in the defaulted mortgage loans, impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.

Competition with third parties in acquiring and originating investments may reduce the Fund’s profitability and the return on a Shareholder’s investment.

The Fund has significant competition with respect to its acquisition and origination of assets with many other companies, including other REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Fund pays higher prices for investments or originate loans on more generous terms than the Fund’s competitors, the Fund’s returns will be lower and the value of the Fund’s assets may not increase or may decrease significantly below the amount the Fund paid for such assets. If such events occur, Shareholders may experience a lower return on their investments.

The Fund’s investments in subordinated commercial and residential real estate loans may be subject to losses.

The may acquire or originate subordinated commercial and residential real estate loans. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on the loan or on debt senior to the loan, or in the event of a borrower bankruptcy, the loan will be satisfied only after the senior debt is paid in full. Where debt senior to the loan exists, the presence of intercreditor arrangements may limit the Fund’s ability to amend its loan documents, assign the loans, accept prepayments, exercise the Fund’s remedies (through “standstill periods”), and control decisions made in bankruptcy proceedings relating to borrowers.

The mezzanine loans in which the Fund may invest involves greater risks of loss than senior loans secured by the same properties.

The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the mezzanine loan. If a borrower defaults on Fund’s mezzanine loan or debt senior to the loan, or in the event of a borrower bankruptcy, the mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

Controlled subsidiaries the Fund may invest in will be subject to specific risks relating to the particular subsidiary.

The Fund may invest in Controlled subsidiaries owning real estate where the Fund is entitled to receive a preferred economic return. Such investments may be subordinate to debt financing. These investments will involve special risks relating to the particular subsidiary, including the financial condition and business outlook of the subsidiary. To the extent these investments are subordinate to debt financing, they will also be subject to risks of (i) limited liquidity in the secondary trading market, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination to the prior claims of banks and other senior lenders to the issuer, (iv) the operation of mandatory sinking fund or call or redemption provisions during periods of declining interest rates that could cause the subsidiary to reinvest any redemption proceeds in lower yielding assets, (v) the possibility that earnings of the subsidiary may be insufficient to meet any distribution obligations and (vi) the declining creditworthiness and potential for insolvency of the subsidiary during periods of rising interest rates and economic downturn. As a result, the Fund may not recover some or all of its capital, which could result in losses.

Investments in non-conforming or non-investment grade rated loans involve greater risk of loss.

Some of the Fund’s investments may not conform to conventional loan standards applied by traditional lenders and either will not be rated or may be rated as non-investment grade by the rating agencies. The non- investment grade ratings for these assets typically result from the overall leverage of the loans, the lack of a strong operating history for the properties underlying the loans, the borrowers’ credit history, the properties’ underlying cash flow or other factors. As a result, these investments may have a higher risk of default and loss than investment grade rated assets. Any loss the Fund incurs may be significant and may reduce distributions to Fund’s Shareholders and adversely affect the value of the Fund’s Shares.

The Fund may invest in CMBS and RMBS, which are subject to several types of risks that may adversely impact Fund performance.

Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect us against loss of the Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

Residential mortgage-backed securities, or RMBS, are bonds that evidence interests in, or are secured by, a single residential mortgage loan or a pool of residential mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

The investment characteristics of RMBS differ from traditional debt securities. The major differences include the fact that interest payments and principal repayments on RMBS are made more frequently (usually monthly), and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. These differences can result in significantly greater price and yield volatility than is the case with traditional debt securities. Prepayments on a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining mortgage interest rates and, if general interest rates also decline, are likely to be reinvested at lower interest rates than the Fund was earning on the RMBS that were prepaid. During a period of rising interest rates, amounts available for reinvestment by the Fund are likely to be lower and the effective maturities of RMBS may extend.

CMBS and RMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS or RMBS will not be fully paid. Subordinate securities of CMBS and RMBS are also subject to greater risk than those CMBS and RMBS that are more highly rated.

The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund invests and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.

With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where it will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.

Adjustable rate mortgage loans may entail greater risks of default to lenders than fixed rate mortgage loans.

Adjustable rate mortgage loans may contribute to higher delinquency rates. Borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, in effect during the initial period of the mortgage loan to the rate computed in accordance with the applicable index and margin. This increase in borrowers’ monthly payments, together with any increase in prevailing market interest rates, after the initial fixed rate period, may result in significantly increased monthly payments for borrowers with adjustable rate mortgage loans, which may make it more difficult for the borrowers to repay the loan or could increase the risk of default of their obligations under the loan.

The Fund may invest in CDOs and such investments may involve significant risks.

The Fund may invest in CDOs. CDOs are multiple class debt securities, or bonds, secured by pools of assets, such as mortgage-backed securities, B-Notes, mezzanine loans, REIT debt and credit default swaps. Like typical securities structures, in a CDO, the assets are pledged to a trustee for the benefit of the holders of the bonds. Like CMBS and RMBS, CDOs are affected by payments, defaults, delinquencies and losses on the underlying commercial or residential real estate loans. CDOs often have reinvestment periods that typically last for five years during which proceeds from the sale of a collateral asset may be invested in substitute collateral. Upon termination of the reinvestment period, the static pool functions very similarly to a CMBS or RMBS securitization where repayment of principal allows for redemption of bonds sequentially. To the extent the Fund invests in the equity securities of a CDO, the Fund will be entitled to all of the income generated by the CDO after the CDO pays all of the interest due on the senior debt securities and its expenses. However, there will be little or no income or principal available to the CDO equity if defaults or losses on the underlying collateral exceed a certain amount. In that event, the value of the Fund’s investment in any equity class of a CDO could decrease substantially. In addition, the equity securities of CDOs are generally illiquid and often must be held by a REIT and because they represent a leveraged investment in the CDO’s assets, the value of the equity securities will generally have greater fluctuations than the values of the underlying collateral.

Changes in interest rates and/or credit spreads could negatively affect the value of the Fund’s investments, which could result in reduced earnings or losses and negatively affect the cash available for distribution to the Fund’s Shareholders.

The Fund may invest in fixed-rate debt investments with fixed distribution amounts. Under a normal yield curve, an investment in these instruments will decline in value if long-term interest rates increase or if credit spreads widen. The Fund may also invest in floating-rate debt investments, for which decreases in interest rates or narrowing of credit spreads will have a negative effect on value and interest income. Even though a loan or other debt investment may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the changes in interest rates or credit spreads. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to Shareholders.

Prepayments can adversely affect the yields on the Fund’s investments.

Prepayments on debt instruments, where permitted under the debt documents, are influenced by changes in current interest rates and a variety of economic, geographic and other factors beyond the Fund’s control, and consequently, such prepayment rates cannot be predicted with certainty. If the Fund is unable to invest the proceeds of such prepayments received, the yield on the Fund’s portfolio will decline. In addition, the Fund may acquire assets at a discount or premium and if the asset does not repay when expected, the Fund’s anticipated yield may be impacted. Under certain interest rate and prepayment scenarios the Fund may fail to recoup fully Fund’s cost of acquisition of certain investments.

Investments that are not United States government insured involve risk of loss.

The Fund may originate and acquire uninsured loans and assets as part of its investment strategy. Such loans and assets may include mortgage loans, mezzanine loans and bridge loans. While holding such interests, the Fund is subject to risks of borrower defaults, bankruptcies, fraud, losses and special hazard losses that are not covered by standard hazard insurance. In the event of any default under loans, the Fund bears the risk of loss of principal and nonpayment of interest and fees to the extent of any deficiency between the value of the collateral and the principal amount of the loan. To the extent the Fund suffers such losses with respect to its investments in such loans, the value of the Fund’s Shares may be adversely affected.

With respect to mortgaged properties, options and other purchase rights may affect value or hinder recovery.

A borrower under certain mortgage loans may give its tenants or another person a right of first refusal or an option to purchase all or a portion of the related mortgaged property. These rights may impede the lender’s ability to sell the related mortgaged property at foreclosure or may adversely affect the value or marketability of the property.

A borrower’s form of entity may cause special risks or hinder the Fund’s recovery.

Since most of the borrowers for the Fund’s residential and commercial real estate debt investments are legal entities rather than individuals, the Fund’s risk of loss may be greater than those of mortgage loans made to individuals. Unlike individuals involved in bankruptcies, most of the entities generally do not have personal assets and creditworthiness at stake. The terms of the mortgage loans generally require that the borrowers covenant to be single-purpose entities, although in some instances the borrowers are not required to observe all covenants and conditions that typically are required in order for them to be viewed under standard rating agency criteria as “single-purpose entities.” Borrowers’ organizational documents or the terms of the mortgage loans may limit their activities to the ownership of only the related mortgaged property or properties and limit the borrowers’ ability to incur additional indebtedness. These provisions are designed to mitigate the possibility that the borrowers’ financial condition would be adversely impacted by factors unrelated to the mortgaged property and the mortgage loan in the pool.

The bankruptcy of a borrower, or a general partner or managing member of a borrower, may impair the ability of the lender to enforce its rights and remedies under the related mortgage. Borrowers that are not single-purpose entities structured to limit the possibility of becoming insolvent or bankrupt, may be more likely to become insolvent or the subject of a voluntary or involuntary bankruptcy proceeding because the borrowers may be (i) operating entities with a business distinct from the operation of the mortgaged property with the associated liabilities and risks of operating an ongoing business or (ii) individuals that have personal liabilities unrelated to the property.

Risks Related to Publicly Traded Real Estate Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Publicly Traded Real Estate Securities

The Fund’s investments in the securities of publicly traded REITs will be subject to the risks affecting these REITs directly.

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Investments (directly or indirectly) in REITs will subject the Fund to various risks. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments, as rising interest rates can negatively impact the value of real estate securities. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

The Fund’s investments in the unsecured debt of publicly traded REITs will be subject to the credit risk of those REITs.

The Fund may also acquire senior unsecured debt of publicly traded REITs that acquire and hold real estate. Publicly traded REITs may own large, diversified pools of residential and commercial real estate properties or they may focus on a specific type of property, such as regional malls, office properties, apartment properties and industrial warehouses. Publicly traded REITs typically employ leverage, which magnifies the potential for gains and the risk of loss.

The Fund will face certain risks specific to its investments in real estate operating companies (REOCs).

The Fund’s investments in REOCs expose the Fund to unique risks associated with REOCs, including REOC management fees and expenses, volatility in trading markets, and poor performance of the REOC’s holdings. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include:

fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

The Fund may invest in CMBS and RMBS, which are subject to several types of risks that may adversely impact the Fund’s performance.

Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect the Fund against loss of Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

Residential mortgage-backed securities, or RMBS, are bonds that evidence interests in, or are secured by, a single residential mortgage loan or a pool of residential mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

The investment characteristics of RMBS differ from traditional debt securities. The major differences include the fact that interest payments and principal repayments on RMBS are made more frequently (usually monthly), and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. These differences can result in significantly greater price and yield volatility than is the case with traditional debt securities. Prepayments on a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining mortgage interest rates and, if general interest rates also decline, are likely to be reinvested at lower interest rates than the Fund was earning on the RMBS that were prepaid. During a period of rising interest rates, amounts available for reinvestment by the Fund are likely to be lower and the effective maturities of RMBS may extend.

CMBS and RMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS or RMBS will not be fully paid. Subordinate securities of CMBS and RMBS are also subject to greater risk than those CMBS and RMBS that are more highly rated.

Credit markets, including the CMBS and RMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. For example, the COVID-19 pandemic caused significant market pricing and liquidity dislocation, causing a broad-based market decline across securities including CMBS and RMBS. Such market conditions could re-occur and would impact the valuations of the Fund’s investments in CMBS and RMBS and impair the Fund’s ability to sell such investments if it were required to liquidate all or a portion of its CMBS and RMBS investments quickly.

The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund may invest and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.

With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where the Fund will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.

Certain of the Fund’s Publicly Traded Real Estate Securities investments may be adversely affected by changes in credit spreads.

Certain Publicly Traded Real Estate Securities investments the Fund may invest in are subject to changes in credit spreads. When credit spreads widen, the economic value of the Fund’s investments decrease even if such investment is performing in accordance with its terms and the underlying collateral has not changed.

Commercial and residential real estate equity investments will be subject to risks inherent in ownership of real estate.

Real estate cash flows and values are affected by a number of factors, including competition from other available properties and Fund’s ability to provide adequate property maintenance and insurance and to control operating costs. Real estate cash flows and values are also affected by such factors as government regulations (including zoning, usage and tax laws), interest rate levels, the availability of financing, property tax rates, utility expenses, potential liability under environmental and other laws and changes in environmental and other laws. Commercial and residential real estate equity investments that the Fund make will be subject to such risks.

The Fund will face certain risks specific to its investments in ETFs.

The Fund may invest directly in public securities, including ETFs. Much like an index mutual fund, an ETF represents a portfolio of securities, which is often designed to track a particular market segment or index. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their NAV. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money.

The Fund will incur brokerage costs if it buys or sells shares of an ETF and will also bear its proportionate share of the ETF’s fees and expenses, which are passed through to its shareholders. There can be no assurance that an active trading market for an ETF will develop or be maintained. In addition, there can be no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

Non-Listed Closed-End Interval Fund; Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Listed Closed-End Interval Fund; Liquidity Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the  then-current NAV per Share. It is also likely that Shares would not be accepted as the primary collateral for a loan.

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

As a “non-diversified” investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.

Certain commercial and residential real estate investments and other real estate-related assets in which the Fund invests may be in or secured by a single property or properties in one geographic location. These investments may carry the risks associated with significant geographical concentration. The Fund has not established and do not plan to establish any investment criteria to limit the Fund’s exposure to these risks for future investments. As a result, properties underlying the Fund’s investments may be overly concentrated in certain geographic areas, and the Fund may experience losses as a result. A worsening of economic conditions in the geographic area in which the Fund’s investments may be concentrated could have an adverse effect on Fund’s business, including reducing the demand for new financings, limiting the ability of customers to pay financed amounts and impairing the value of the Fund’s collateral.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have an adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could reduce investments on the Fundrise Platform by investors and engagement by real estate operators. Periods of economic slowdown or recession, inflation, supply chain disruptions, sanctions, significantly rising interest rates, declining employment levels, decreasing demand for real estate, or the public perception that any of these events may occur, have resulted in and could continue to result in a general decline in acquisition, disposition and leasing activity, as well as a general decline in the value of real estate and in rents. These events could adversely affect the Fund’s demand among investors, which will impact the Fund’s results of operations.

During an economic downturn, it may also take longer for the Fund to dispose of real estate investments, or the disposition prices may be lower than originally anticipated. As a result, the carrying value of such real estate investments may become impaired and the Fund could record losses as a result of such impairment or could experience reduced profitability related to declines in real estate values. These events could adversely affect the Fund’s performance and, in turn, the Fund’s business, and negatively impact the Fund’s results of operations.

Negative general economic conditions could continue to reduce the overall amount of sale and leasing activity in the commercial and residential real estate industry, and hence the demand for Fund’s securities, which may in turn adversely affect the Fund’s revenues. The Fund is unable to predict the likely duration and severity of the current disruption in financial markets and adverse economic conditions in the United States and other countries.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

The current worldwide financial market situation and various social and political tensions in the United States and around the world may continue to contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. Economic uncertainty can have a negative impact on the Fund’s business through changing spreads, structures and purchase multiples, as well as the overall supply of investment capital. Finally, public health crises, pandemics and epidemics, such as, for example, those caused by current or new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and, most recently, the novel coronavirus (COVID-19), may increase as international travel continues to rise and could adversely impact the Fund’s business by interrupting business, supply chains and transactional activities, disrupting travel, and negatively impacting local, national or global economies. The financial markets may continue to be affected by these events and the Fund cannot predict the effects of these or similar events in the future on the United States economy and securities markets or on the Fund’s investments. As a result of these factors, there can be no assurance that the Fund will be able to successfully monitor developments and manage the Fund’s investments in a manner consistent with achieving the Fund’s investment objective.

The COVID-19 pandemic caused severe economic, market and other disruptions worldwide. Conditions in the bank lending, capital and other financial markets may be affected by future pandemics, and that the Fund’s access to capital and other sources of funding may become constrained, which could adversely affect the availability and terms of future borrowings, renewals or refinancings. In addition, public health crises, pandemics and epidemics may affect global economic conditions and ultimately decrease occupancy levels and pricing across the Fund’s portfolio and may cause one or more of the Fund’s tenants to be unable to meet their rent obligations to the Fund in full, or at all, or to otherwise seek modifications of such obligations. In addition, governmental authorities may enact laws that will prevent the Fund from taking action against tenants who do not pay rent. The extent of a global health crises’ effect on the Fund’s operational and financial performance will depend on many developments, including the duration, spread and intensity of the outbreak, all of which are uncertain and difficult to predict.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen, and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending and economic growth. Additionally, the Federal Reserve has in recent years raised certain benchmark interest rates in an effort to combat inflation. However, the Federal Reserve reduced benchmark interest rates in late 2024 and during 2025 to stimulate economic activity. President Trump’s economic policies such as higher tariffs, could prove inflationary. As such, inflation may continue in the near to median-term in the U.S. with the possibility that monetary policy may tighten in response. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time. The Adviser believes that the Federal Reserve’s continued restrictive monetary policy, often summarized as “higher for longer” may result in a “hard landing,” consistent with a recession.

In addition, public health concerns (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, acts of God, political or social unrest, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, fire, wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on local, U.S. and world economies and markets generally. The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at the Fund’s properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments and cause the Fund to lose value.

Delay in the Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delay in the Use of Proceeds Risk

The Fund relies upon the Adviser’s real estate and debt finance professionals to identify suitable investments. Rise Companies and other Fundrise entities also rely on these professionals for investment opportunities. To the extent that Adviser’s real estate and debt finance professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Fundrise sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing loans and other assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments and the ability of the Adviser to source loan origination opportunities for the Fund. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. In some cases, the Fund may also depend upon the performance of third-party loan servicers to service the Fund’s loan investments. Except for the Fund’s 80% investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser and the loan servicers the Adviser may select. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for the Fund to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions Risk

The Fund is required to make distributions sufficient to satisfy the requirements for qualification as a REIT for U.S. federal income tax purposes. There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investment Risk

Many of the Fund’s investments will be illiquid, including the Fund’s residential and commercial real estate investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Adviser has been designated by the Board as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, including the Fund’s commercial real estate investments, subject to the Board’s oversight. As the valuation designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations. Within the parameters of the Adviser’s valuation procedures, the valuation methodologies used to value the Fund’s real estate investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and third-party appraisals of the Fund’s real estate investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser’s and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s real estate investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in a real estate investment or a new appraisal of a real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s CRE investments within every valuation, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s residential and commercial real estate investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third-party valuation agents’ or pricing services’ appraisals in determining the fair value of the residential and commercial real estate investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

Rise Companies is a development stage company and, as such, Rise Companies faces increased risks, uncertainties, expenses and difficulties.

In order for the Fund to be successful, the volume of investments and financings originated through the Fundrise Platform will need to increase, which will require Rise Companies to increase its facilities, personnel and infrastructure to accommodate the greater obligations and demands on the Fundrise Platform. The Fundrise Platform is dependent upon the website to maintain current listings and transactions in real estate-related assets. Rise Companies also expects to constantly update its software and website, expand its customer support services and retain an appropriate number of employees to maintain the operations of the Fundrise Platform. If the Fund’s business grows substantially, Rise Companies may need to make significant new investments in personnel and infrastructure to support that growth. If Rise Companies is unable to increase the capacity of the Fundrise Platform and maintain the necessary infrastructure, or if Rise Companies is unable to make significant investments on a timely basis or at reasonable costs, Shareholders may experience delays in receipt of distributions on the Fund’s Shares, periodic downtime of the Fundrise Platform or other disruptions to Fund’s business and operations.

In addition, to continue the development of the Fundrise Platform, Rise Companies will require substantial additional funds. To meet such financing requirements in the future, Rise Companies may raise funds through equity offerings, debt financings or strategic alliances. Raising additional funds may involve agreements or covenants that restrict Rise Companies’ business activities and options. Additional funding may not be available to it on favorable terms, or at all. If Rise Companies is unable to obtain additional funds for the operation of the Fundrise Platform, it may be forced to reduce or terminate its operations, which may adversely affect the Fund’s business and results of operations.

If the security of Shareholders’ confidential information stored in Rise Companies’ systems is breached or otherwise subjected to unauthorized access, Shareholders’ secure information may be stolen.

The Fundrise Platform may store investors’ bank information and other personally-identifiable sensitive data. The Fundrise Platform is hosted in data centers that are compliant with payment card industry security standards and the website uses daily security monitoring services provided by Symantec Corporation. However, any accidental or willful security breach or other unauthorized access could cause Shareholders’ secure information to be stolen and used for criminal purposes, and Shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, the Fundrise Platform and its third-party hosting facilities may be unable to anticipate these techniques or to implement adequate preventative measures. Security breach, whether actual or perceived, would harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a Shareholder’s investment in the Fund.

Any significant disruption in service on the Fundrise Platform or in its computer systems could reduce the attractiveness of the Fundrise Platform and result in a loss of users.

If a catastrophic event resulted in a platform outage and physical data loss, the Fundrise Platform’s ability to perform its functions would be adversely affected. The satisfactory performance, reliability, and availability of Rise Companies’ technology and its underlying hosting services infrastructure are critical to Rise Companies’ operations, level of customer service, reputation and ability to attract new users and retain existing users. Rise Companies’ hosting services infrastructure is provided by a third party hosting provider (the “Hosting Provider”). Rise Companies also maintains a backup system at a separate location that is owned and operated by a third party. The Hosting Provider does not guarantee that users’ access to the Fundrise Platform will be uninterrupted, error-free or secure. Rise Companies’ operations depend on the Hosting Provider’s ability to protect its and Rise Companies’ systems in its facilities against damage or interruption from natural disasters, power or telecommunications failures, air quality, temperature, humidity and other environmental concerns, computer viruses or other attempts to harm the Fund’s systems, criminal acts and similar events. If Rise Companies’ arrangement with the Hosting Provider is terminated, or there is a lapse of service or damage to its facilities, Rise Companies could experience interruptions in its service as well as delays and additional expense in arranging new facilities. Any interruptions or delays in Rise Companies’ service, whether as a result of an error by the Hosting Provider or other third-party error, Rise Companies’ own error, natural disasters or security breaches, whether accidental or willful, could harm the Fund’s ability to perform any services for corresponding project investments or maintain accurate accounts, and could harm Rise Companies’ relationships with users of the Fundrise Platform and Rise Companies’ reputation. Additionally, in the event of damage or interruption, Rise Companies’ insurance policies may not adequately compensate Rise Companies for any losses that the Fund may incur. Rise Companies’ disaster recovery plan has not been tested under actual disaster conditions, and it may not have sufficient capacity to recover all data and services in the event of an outage at a facility operated by the Hosting Provider. These factors could prevent the Fund from processing or posting payments on the corresponding investments, damage Rise Companies’ brand and reputation, divert Rise Companies’ employees’ attention, and cause users to abandon the Fundrise Platform.

The Fund’s ability to implement its investment strategy is dependent, in part, upon its ability to successfully conduct the offering through the Fundrise Platform, which makes an investment in the Fund more speculative.

The Fund will conduct the offering primarily through the Fundrise Platform, which is owned by Fundrise, LLC. The success of this offering, and the Fund’s ability to implement its investment strategy, is dependent upon the Fund’s ability to sell its Shares to investors through the Fundrise Platform. If the Fund is not successful in selling its Shares through the Fundrise Platform, the Fund’s ability to raise proceeds through this offering will be limited and the Fund may not have adequate capital to implement its investment strategy. If the Fund is unsuccessful in implementing its investment strategy, a Shareholder could lose all or a part of his or her investment.

The Fund relies on third-party banks and on third-party computer hardware and software. If the Fund is unable to continue utilizing these services, the Fund’s business and ability to service the corresponding project loans may be adversely affected.

The Fund and the Fundrise Platform rely on third-party and FDIC-insured depository institutions to process the Fund’s transactions, including payments of corresponding loans, processing of subscriptions under this offering and distributions to Shareholders. Under the Automated Clearing House (ACH) rules, if the Fund experiences a high rate of reversed transactions (known as “chargebacks”), the Fund may be subject to sanctions and potentially disqualified from using the system to process payments. The Fundrise Platform also relies on computer hardware purchased and software licensed from third parties. This purchased or licensed hardware and software may be physically located off-site, as is often the case with “cloud services.” This purchased or licensed hardware and software may not continue to be available on commercially reasonable terms, or at all. If the Fundrise Platform cannot continue to obtain such services elsewhere, or if it cannot transition to another processor quickly, the Fund’s ability to process payments will suffer and Shareholders’ ability to receive distributions will be delayed or impaired.

If the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

The Fund’s future depends, in part, on the Adviser’s ability to attract and retain key personnel. The Fund’s future also depends on the continued contributions of the executive officers and other key personnel of the Adviser, each of whom would be difficult to replace. In particular, the Founder/Chief Executive Officer of Rise Companies, who is the Chief Executive Officer of the Adviser, is critical to the management of the Fund’s business and operations and the development of the Fund’s strategic direction. The loss of the services of the Chief Executive Officer or other executive officers or key personnel of the Adviser and the process to replace any of the Adviser’s key personnel would involve significant time and expense and may significantly delay or prevent the achievement of the Fund’s business objectives.

If the Fund’s techniques for managing risk are ineffective, the Fund may be exposed to unanticipated losses.

In order to manage the significant risks inherent in the Fund’s business, the Fund must maintain effective policies, procedures and systems that enable the Fund to identify, monitor and control the Fund’s exposure to market, operational, legal and reputational risks. The Fund’s risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If the Fund’s risk management efforts are ineffective, the Fund could suffer losses or face litigation, particularly from the Fund’s clients, and sanctions or fines from regulators. The Fund’s techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that the Fund might fail to identify or anticipate. Any failures in the Fund’s risk management techniques and strategies to accurately quantify such risk exposure could limit the Fund’s ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. The Fund’s more qualitative approach to managing those risks could prove insufficient, exposing the Fund to unanticipated losses in the Fund’s NAV and therefore a reduction in the Fund’s revenues.

The Fund may not be successful in allocating among its targeted asset classes, and there is no assurance that the Fund’s asset allocation will achieve the Fund’s investment objective or deliver positive returns.

The Fund may not allocate effectively among its targeted asset classes, and its allocations may be unsuccessful in achieving its investment objective. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively among the Fund’s target investments. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

The real estate lending market is competitive and rapidly changing. The Fund expects competition to persist and intensify in the future, which could harm the Fund’s ability to increase volume on the Fundrise Platform.

The Fund’s principal competitors include major banking institutions, private equity funds, real estate investment trusts, as well as online lending platforms that compete with the Fundrise Platform. Competition could result in reduced volumes, reduced fees or the failure of the Fundrise Platform to achieve or maintain more widespread market acceptance, any of which could harm the Fund’s business. In addition, in the future the Fund and the Fundrise Platform may experience new competition from more established internet companies possessing large, existing customer bases, substantial financial resources and established distribution channels. In particular, the Fund’s investment objective and strategies are similar to other REITs and for-sale housing funds sponsored by Rise Companies that are managed and advised by the Adviser. If any of these companies or any major financial institution decided to enter the online lending business, acquire one of the Fund’s existing competitors or form a strategic alliance with one of the Fund’s competitors, the Fund’s ability to compete effectively could be significantly compromised and the Fund’s operating results could be harmed.

Most of the Fund’s current or potential competitors have significantly more financial, technical, marketing and other resources than the Fund does and may be able to devote greater resources to the development, promotion, sale and support of their platforms and distribution channels. The Fund’s potential competitors may also have longer operating histories, more extensive customer bases, greater brand recognition and broader customer relationships than the Fun has. These competitors may be better able to develop new products, to respond quickly to new technologies and to undertake more extensive marketing campaigns. The online real estate investing industry is driven by constant innovation. If the Fund or the Fundrise Platform are unable to compete with such companies and meet the need for innovation, the demand for the Fundrise Platform could stagnate or substantially decline.

Furthermore, the Fund’s success in part depends on its ability to acquire or finance land suitable for residential homebuilding, single-family homes for rent, industrial, and multifamily at reasonable prices. There is strong competition among homebuilders and developers for land that is suitable for development. The future availability of suitable undeveloped land and finished and partially finished developed lots depends on a number of factors outside the Fund’s control, including land availability in general competition with other developers, homebuilders, and land buyers for desirable property, inflation in land prices, zoning allowable housing density and other regulatory requirements. As competition for suitable land increases and as available land is developed, the cost of acquiring or financing suitable remaining land could rise and the availability of suitable land at acceptable prices may decline. Any land shortages or any decrease in the supply of suitable land at reasonable prices could limit the Fund’s ability to finance, develop, or purchase new communities or result in increased land costs.

Below Investment Grade (High Yield or Junk) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade (High Yield or Junk) Securities Risk

The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short- term and the long-term.

Risks Related to the Fund’s Financing Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Financing Strategy

The Fund may be unable to obtain financing required to acquire or originate investments as contemplated in its investment strategy, which could compel it to restructure or abandon a particular acquisition or origination and harm its ability to make distributions.

The Fund expects to fund a portion of its investments with financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

In a period of rising interest rates, the Fund’s interest expense could increase while the interest it earns on its fixed-rate assets or LIBOR capped floating rate assets would not change, which would adversely affect the Fund’s profitability.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability.

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by 139 CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, London Interbank Offer Rate (“LIBOR”), EURIBOR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (FCA) which regulates LIBOR, announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. All LIBOR settings have ceased to be published as of September 2024 and the Fund has transitioned to successor or alternative reference rates. The  termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for USD LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve and the Federal Reserve Bank of New York, was formed. The ARRC has identified the SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). A substantial portion of floating rate investments by the Fund may be linked to SOFR, Term SOFR or another rate determined using SOFR. This transition from LIBOR to alternative reference rates and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition.

The Fund may use short-term borrowings to finance its investments and it may need to use such borrowings for extended periods of time to the extent it is unable to access long-term financing. This may expose the Fund to increased risks associated with decreases in the fair value of the underlying collateral, which could have an adverse impact on the Fund’s results of operations.

While the Fund expects to seek non-recourse, long-term financing through securitization financing transactions or other structures, such financing may be unavailable to it on favorable terms or at all. Consequently, the Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through repurchase arrangements, credit facilities and other types of borrowings may put the Fund’s assets and financial condition at risk. Any such short-term financing may also be recourse to the Fund, which will increase the risk of its investments. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

The Fund may use leverage to provide additional funds to support its investment activities. The Fund may employ leverage of not more than 33 1/3% of total assets as it is limited to 33 1/3% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), in order to provide more funds available for investment, which may increase the risk of loss associated with its investments.

The Fund and certain special purpose vehicles in which the Fund invests may use leverage to provide additional funds to support their investment activities. The Fund may utilize debt financing consisting of property level debt (mortgages on the Fund’s properties that are generally not recourse to the Fund) and incur entity level debt (non-mortgage debt at the Fund level). Property level debt will be incurred by special purpose vehicles held by the Fund (including as part of a joint venture with a third party) and secured by real estate owned by such special purpose vehicles. Such special purpose vehicles would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If any such special purpose vehicle were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund. When such property level debt is not recourse to the Fund, and the entity holding such debt was not formed for the purpose of avoiding the 1940 Act’s limitations on leverage, the Fund will not treat such non-recourse borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage, unless the entity or joint venture holding such debt is a Controlled Subsidiary of the Fund or the financial statements of the entity or joint venture holding such debt will be consolidated in the Fund’s financial statements unless such debt would be eliminated in the consolidated financial statements in accordance with Regulation S-X and the other accounting rules. Where such special purpose vehicles are not a Controlled Subsidiary of the Fund (e.g. including as part of a non- controlled joint venture with a third party), the Fund would not consider the investments as giving rise to Fund leverage.

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Shares.

Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Shares, if any, are borne entirely by holders of Shares. Shares income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Shares varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Any decline in the NAV of the Fund will be borne entirely by holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Shares than if the Fund were not leveraged.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.

In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33 1⁄3% limitation if effected in compliance with applicable SEC rules and guidance with respect to derivative transactions. Alternatively, if the Fund does not determine to treat reverse repurchase agreements or similar financing transactions as derivative transactions, the Fund will comply with the asset coverage requirements of Section 18 of the 1940 Act with respect to the Fund’s use of reverse repurchase agreements and similar financing transactions.

The SEC adopted Rule 18f-4 under the 1940 Act, which provides for the regulation of registered investment companies’ use of derivatives and certain related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, among other requirements. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives (that is, the Fund’s derivatives exposure does not exceed 10 percent of its net assets, as calculated in accordance with Rule 18f-4) may be deemed limited derivatives users (as defined in Rule 18f-4) and would not be subject to the full requirements of Rule 18f-4. Currently, the Fund is a limited derivatives user under Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund. The Fund is designated as a limited derivatives user (as defined in Rule 18f-4).

There can be no assurance that the Fund’s leveraging strategy will be successful.

Hedging against interest rate exposure may adversely affect the Fund’s earnings, limit the Fund’s gains or result in losses, which could adversely affect cash available for distribution to Shareholders.

The Fund may enter into interest rate swap agreements or pursue other interest rate hedging strategies. The Fund’s hedging activity, if any, will vary in scope based on the level of interest rates, the type of portfolio investments held, and other changing market conditions. Interest rate hedging may fail to protect or could adversely affect the Fund because, among other things: (i) interest rate hedging can be expensive, particularly during periods of rising and volatile interest rates; (ii) available interest rate hedging may not correspond directly with the interest rate risk for which protection is sought; (iii) the duration of the hedge may not match the duration of the related liability or asset; (iv) Fund’s hedging opportunities may be limited by the treatment of income from hedging transactions under the rules determining REIT tax qualification; (v) the credit quality of the party owing money on the hedge may be downgraded to such an extent that it impairs Fund’s ability to sell or assign Fund’s side of the hedging transaction; (vi) the party owing money in the hedging transaction may default on its obligation to pay; and (vii) the Fund may purchase a hedge that turns out not to be necessary, i.e., a hedge that is out of the money. Any hedging activity the Fund engages in may adversely affect the Fund’s earnings, which could adversely affect cash available for distribution to Shareholders. Therefore, while the Fund may enter into such transactions to seek to reduce interest rate risks, unanticipated changes in interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged or liabilities being hedged may vary materially. Moreover, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose the Fund to risk of loss.

Credit facilities may contain recourse obligations and any default could materially adversely affect the Fund’s business, liquidity and financial condition.

The Fund may finance certain of its investments through the use of repurchase agreements with one or more financial institutions. Obligations under certain repurchase agreements could be recourse obligations to the Fund and any default thereunder could result in margin calls and further force a liquidation of assets at times when the pricing may be unfavorable to the Fund. The Fund’s default under such repurchase agreements could negatively impact the Fund’s business, liquidity and financial condition.

The Fund may enter into a variety of arrangements to finance its investments, which may require it to provide additional collateral and significantly impact the Fund’s liquidity position.

The Fund may use a variety of structures to finance its investments. To the extent these financing arrangements contain mark-to-market provisions, if the market value of the investments pledged by the Fund declines due to credit quality deterioration, it may be required by its lenders to provide additional collateral or pay down a portion of its borrowings. In a weakening economic environment, the Fund would generally expect credit quality and the value of the investment that serves as collateral for its financing arrangements to decline, and in such a scenario, it is likely that the terms of its financing arrangements would require partial repayment from it, which could be substantial. Posting additional collateral to support its financing arrangements could significantly reduce the Fund’s liquidity and limit its ability to leverage its assets. In the event the Fund does not have sufficient liquidity to meet such requirements, its lenders can accelerate its borrowings, which could have a material adverse effect on the Fund’s business and operations.

Lenders may require the Fund to enter into restrictive covenants relating to its operations, which could limit the Fund’s ability to make distributions.

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the shareholders or that prohibit it from discontinuing insurance coverage or replacing the Investment Adviser. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes. The Fund may invest without limitation in Treasury futures, interest rate swaps, swaptions or similar instruments and combinations thereof. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Rule 18f-4 under the 1940 Act, among other things, requires that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund.

Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.

Risks Related to the Fund’s Tax Status as a REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Tax Status as a REIT

Failure to maintain its REIT tax status would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders.

The Fund believes that its organization, prior and proposed ownership and method of operation will enable the Fund to meet the requirements for qualification as a REIT for tax purposes. However, the Fund cannot assure Shareholders that it will qualify as such. This is because qualification as a REIT for tax purposes involves the application of highly technical and complex provisions of the Code as to which there are only limited judicial and administrative interpretations and involves the determination of facts and circumstances not entirely within the Fund’s control. Future legislation, new regulations, administrative interpretations or court decisions may significantly change the tax laws or the application of the tax laws with respect to qualification as a REIT for tax purposes or the U.S. federal income tax consequences of such qualification.

If the Fund fails to maintain its REIT tax status in any taxable year, the Fund will face serious tax consequences that will substantially reduce the funds available for distributions to Shareholders because: (i) the Fund would not be allowed a deduction for dividends paid to shareholders in computing Fund’s taxable income and would be subject to U.S. federal income tax at regular corporate rates; and (ii) unless the Fund is entitled to relief under certain U.S. federal income tax laws, the Fund could not re-elect REIT tax status until the fifth calendar year after the year in which the Fund failed to maintain its REIT status.

In addition, if the Fund fails to maintain its REIT tax status, the Fund will no longer be required to make distributions. As a result of all these factors, the Fund’s failure to maintain its REIT tax status could impair the Fund’s ability to expand the Fund’s business and raise capital, and it would adversely affect the value of the Fund’s Shares. See “U.S. Federal Income Tax Considerations” for a discussion of certain U.S. federal income tax considerations relating to the Fund and its Shares.

Even if the Fund maintains its REIT tax status, the Fund may owe other taxes that will reduce the Fund’s cash flows.

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distributes less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary (a “TRS”). Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

REIT distribution requirements could adversely affect the Fund’s liquidity and may force the Fund to borrow funds during unfavorable market conditions.

In order to maintain the Fund’s REIT tax status and to meet the REIT distribution requirements for tax purposes, the Fund may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. In addition, the Fund may need to reserve cash (including proceeds from this offering) to satisfy the Fund’s REIT distribution requirements for tax purposes, even though there are attractive investment opportunities that may be available. To maintain its REIT tax status, the Fund generally must distribute to Fund’s Shareholders at least 90% of the Fund’s net taxable income each year, excluding capital gains. In addition, the Fund will be subject to corporate income tax to the extent the Fund distributes less than 100% of its taxable income including any net capital gain. The Fund intends to make distributions to Fund’s Shareholders to comply with the requirements of the Code for maintaining REIT tax status and to minimize or eliminate the Fund’s corporate income tax obligation to the extent consistent with the Fund’s business objectives. The Fund’s cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, the effect of non-deductible capital expenditures, limitations on interest expense and net operating loss deductibility, the creation of reserves or required debt service or amortization payments. The Fund generally is required to accrue income from mortgage loans, mortgage-backed securities, and other types of debt instruments currently over the term of the asset, even if the Fund does not receive the cash payments corresponding to such income until later periods. Thus, all or a part of the anticipated increase in yield on the loans the Fund holds that are attributable to deferred interest, exit fees and/or equity participation features generally must be accrued currently notwithstanding that the corresponding cash payment is deferred or uncertain. The insufficiency of Fund’s cash flows to cover the Fund’s distribution requirements could have an adverse impact on the Fund’s ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain the Fund’s REIT tax status. In addition, the Fund will be subject to a 4% nondeductible excise tax on the amount, if any, by which distributions paid by the Fund in any calendar year are less than the sum of 85% of the Fund’s ordinary income, 95% of Fund’s capital gain net income and 100% of Fund’s undistributed income from prior years. To address and/or mitigate some of these issues, the Fund may make taxable distributions that are in part paid in cash and in part paid in the Fund’s Shares. In such cases Shareholders may have tax liabilities from such distributions in excess of the cash they receive. The treatment of such taxable share distributions is not clear, and it is possible the taxable share distribution will not count towards the Fund’s distribution requirement, in which case adverse consequences could apply.

If the Fund fails to invest a sufficient amount of the net proceeds from selling the Fund’s Shares in real estate assets within one year from the receipt of the proceeds, the Fund could fail to maintain its REIT tax status.

Temporary investment of the net proceeds from sales of the Fund’s Shares in short-term securities and income from such investment generally will allow the Fund to satisfy various REIT income and asset requirements for tax purposes, but only during the one-year period beginning on the date the Fund receives the net proceeds. If the Fund is unable to invest a sufficient amount of the net proceeds from sales of the Fund’s Shares in qualifying real estate assets within such one-year period, the Fund could fail to satisfy one or more of the gross income or asset tests and/or the Fund could be limited to investing all or a portion of any remaining funds in cash or cash equivalents. If the Fund fails to satisfy any such income or asset test, unless the Fund is entitled to relief under certain provisions of the Code, the Fund could fail to maintain its REIT tax status.

If the Fund forms a taxable REIT subsidiary (TRS), the Fund’s overall tax liability could increase.

Any TRS the Fund forms will be subject to U.S. federal, state and local income tax on its taxable income. Accordingly, although the Fund’s ownership of any TRSs may allow the Fund to participate in the operating income from certain activities that the Fund could not participate in without violating the REIT income tests requirements of the Code for tax purposes or incurring the 100% tax on gains from prohibited transactions, the TRS through which the Fund earns such operating income or gain will be fully subject to corporate income tax. The after-tax net income of any TRS would be available for distribution to the Fund; however, any dividends received by the Fund from its domestic TRSs will only be qualifying income for the 95% REIT income test, not the 75% REIT income test, for tax purposes. See “U.S. Federal Income Tax Considerations – Income Tests” for additional information.

Although the Fund’s use of TRSs may partially mitigate the impact of meeting certain requirements necessary to maintain the Fund’s qualification for taxation as a REIT, there are limits on the Fund’s ability to own and engage in transactions with TRSs, and a failure to comply with the limits would jeopardize the Fund’s REIT qualification and may result in the application of a 100% excise tax.

A fund that qualifies for taxation as a REIT may own up to 100% of the stock or securities of one or more TRSs. A TRS may hold assets and earn income that would not be qualifying assets or income if held or earned directly by a fund that qualifies for taxation as a REIT. A TRS also may sell assets without incurring the 100% tax on prohibited transactions. Both the subsidiary and the fund that qualifies for taxation as a REIT must jointly elect to treat the subsidiary as a TRS. A corporation of which a TRS directly or indirectly owns more than 35% of the voting power or value of the stock will automatically be treated as a TRS. Overall, no more than 20% of the value of assets of a fund that qualifies for taxation as a REIT may consist of stock or securities of one or more TRSs. The rules impose a 100% excise tax on certain transactions between a TRS and its parent fund that qualifies for taxation as a REIT that are not conducted on an arm’s-length basis. The Fund may jointly elect with one or more subsidiaries for those subsidiaries to be treated as TRSs for U.S. federal income tax purposes. These TRSs will pay U.S. federal, state and local income tax on their taxable income, and their after-tax net income will be available for distribution to the Fund but is not required to be distributed to the Fund. The Fund will monitor the value of its respective investments in any TRSs the Fund may form for the purpose of ensuring compliance with TRS ownership limitations and intend to structure the Fund’s transactions with any such TRSs on terms that the Fund believes are arm’s-length to avoid incurring the 100% excise tax described above. There can be no assurance, however, that the Fund will be able to comply with the 20% TRS limitation or to avoid application of the 100% excise tax.

Dividends payable by funds that qualify for taxation as REITs generally do not qualify for reduced tax rates under current law.

The maximum U.S. federal income tax rate for certain qualified dividends payable to U.S. Shareholders that are individuals, trusts and estates generally is 20%. Dividends payable by funds that qualify for taxation as REITs, however, are generally not eligible for the reduced rates and therefore may be subject to a 37% maximum U.S. federal income tax rate on ordinary income when paid to such Shareholders. The more favorable rates applicable to regular corporate dividends under current law could cause investors who are individuals, trusts and estates or are otherwise sensitive to these lower rates to perceive investments in funds that qualify for taxation as REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the stock of funds that qualify for taxation as REITs, including the Fund’s Shares. However, for taxable years beginning before January 1, 2026, non-corporate taxpayers may deduct up to 20% of “qualified REIT dividends.” Qualified REIT dividends eligible for this deduction generally will include the Fund’s dividends received by a non-corporate U.S. Shareholder that the Fund does not designate as capital gain dividends and that are not qualified dividend income.

Complying with REIT requirements for tax purposes may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments.

To qualify for taxation as a REIT, the Fund must continually satisfy tests concerning, among other things, the sources of the Fund’s income, the nature and diversification of Fund’s assets, the amounts the Fund distributes to its Shareholders and the ownership of the Fund’s Shares. The Fund may be required to make distributions to its Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution. Thus, compliance with the REIT requirements for tax purposes may, for instance, hinder the Fund’s ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to the Fund and its Shareholders, or may require the Fund to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder Fund’s investment performance. As a fund that qualifies for taxation as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities and qualified “real estate assets.” The remainder of the Fund’s investments in securities (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) generally cannot include more than 10% of the outstanding voting securities of any one issuer or more than 10% of the total value of the outstanding securities of any one issuer. In addition, in general, no more than 5% of the value of Fund’s total assets (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of Fund’s total securities can be represented by securities of one or more TRSs, and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. After meeting these requirements at the close of a calendar quarter, if the Fund fails to comply with these requirements at the end of any subsequent calendar quarter, the Fund must correct the failure within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions to avoid losing Fund’s REIT tax status. As a result, the Fund may be required to liquidate from the Fund’s portfolio or forego otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to Shareholders.

The Fund may be restricted from acquiring, transferring or redeeming certain amounts of the Fund’s Shares.

In order to maintain Fund’s REIT tax status, among other requirements, no more than 50% in value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals, as defined in the Code to include certain kinds of entities, during the last half of any taxable year, other than the first year for which a REIT election for tax purposes is made. To assist the Fund in qualifying for taxation as a REIT, the Fund’s LLC Agreement contains an aggregate Share ownership limit and a Common Shares ownership limit. Generally, any of the Fund’s Shares owned by affiliated owners will be added together for purposes of the aggregate Share ownership limit, and any Common Shares owned by affiliated owners will be added together for purposes of the common Shares ownership limit.

If anyone attempts to transfer or own Shares in a way that would violate the aggregate Share ownership limit or the Common Shares ownership limit (or would prevent the Fund from continuing to qualify for taxation as a REIT), unless such ownership limits have been waived by the Adviser, those Shares instead will be deemed transferred to a trust for the benefit of a charitable beneficiary and will be either redeemed by the Fund or sold to a person whose ownership of the Shares will not violate the aggregate Share ownership limit or the Common Shares ownership limit and will not prevent the Fund from qualifying for taxation as a REIT. If this transfer to a trust fails to prevent such a violation or the Fund’s disqualification as a REIT for tax purposes, then the initial intended transfer or ownership will be null and void from the outset. Anyone who acquires or owns Shares in violation of the aggregate Share ownership limit or the common Shares ownership limit, unless such ownership limit or limits have been waived by the Adviser, or the other restrictions on transfer or ownership in the LLC Agreement, bears the risk of a financial loss when the Shares are redeemed or sold, if the NAV of the Fund’s Shares falls between the date of purchase and the date of repurchase. The Fund’s limits on ownership of the Fund’s Shares also may require the Fund to decline redemption requests that would cause other Shareholders to exceed such ownership limits. In addition, in order to comply with certain of the distribution requirements applicable to funds that qualify for taxation as REITs, the Fund will decline to honor any redemption request that the Fund believes is a “dividend equivalent” redemption as discussed in “U.S. Federal Income Tax Considerations – Repurchase of Shares.”

The failure of a mezzanine loan to qualify as a real estate asset could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may acquire mezzanine loans, for which the Internal Revenue Service, or the IRS, has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. To the extent that any of the Fund’s mezzanine loans do not meet all of the requirements for reliance on the safe harbor, such loans may not be real estate assets and could adversely affect the Fund’s REIT tax status.

The Fund intends to make certain other investments through Real Estate Investment Vehicles (with rights to receive preferred economic returns) and may invest in “kickers” with respect to certain investments that the Fund determines to hold outside of a TRS. The character of such investments for REIT tax purposes may depend on the assets and operations of the issuer, which the Fund generally will not control. Thus, no assurance can be given that any such issuer will not operate in a manner that causes the Fund to fail an income or asset test requirement. In addition, the proper treatment of certain investments, including investments through Real Estate Investment Vehicles (with rights to receive preferred economic returns) and “kickers,” for U.S. federal income tax purposes is unclear. If the IRS were to successfully challenge the Fund’s characterization of an investment, it could adversely affect the Fund’s REIT tax status.

Complying with REIT requirements for tax purposes may limit the Fund’s ability to hedge effectively and may cause the Fund to incur tax liabilities.

The REIT tax provisions of the Code substantially limit the Fund’s ability to hedge the Fund’s liabilities. Generally, income from a hedging transaction the Fund enter into to manage risk of interest rate changes with respect to borrowings made or to be made to acquire or carry real estate assets or to offset certain other positions does not constitute “gross income” for purposes of the 75% or 95% gross income tests, provided certain circumstances are satisfied. To the extent that the Fund enters into other types of hedging transactions, the income from those transactions is likely to be treated as non-qualifying income for purposes of both of the gross income tests. As a result of these rules, the Fund may need to limit the Fund’s use of advantageous hedging techniques or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because the Fund’s TRS would be subject to tax on income or gains resulting from hedges entered into by it or expose the Fund to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in the Fund’s TRSs will generally not provide any tax benefit, except for being carried forward for use against future taxable income in the TRSs.

The ability of the Adviser to revoke the Fund’s qualification for taxation as a REIT with Board approval but without Shareholder approval may cause adverse consequences to Shareholders.

Subject to approval by the Board, the Adviser may revoke or otherwise terminate the Fund’s REIT tax status election, without the approval of Shareholders, if it determines that it is no longer in the Fund’s best interest to qualify for taxation as a REIT. If the Fund ceases to maintain its REIT tax status, the Fund will not be allowed a deduction for dividends paid to Shareholders in computing the Fund’s taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on the Fund’s total return to Shareholders.

The IRS may take the position that gains from sales of property are subject to a 100% prohibited transaction tax.

The Fund may have to sell assets from time to time to fund redemption requests, to satisfy the Fund’s REIT distribution requirements, to satisfy other REIT tax requirements, or for other purposes. It is possible that the IRS may take the position that one or more sales of Fund’s properties may be a prohibited transaction, which is a sale of property held by the Fund primarily for sale in the ordinary course of the Fund’s trade or business. If the Fund is deemed to have engaged in a prohibited transaction, the Fund’s gain from such sale would be subject to a 100% tax. The Code sets forth a safe harbor under which a fund that qualifies for taxation as a REIT may, under certain circumstances, sell property without risking the imposition of the 100% tax, but there is no assurance that the Fund will be able to qualify for the safe harbor. The Fund does not intend to hold property for sale in the ordinary course of business, but there is no assurance that the IRS will not challenge Fund’s position, especially if the Fund makes frequent sales or sales of property in which the Fund has short holding periods. For example, the Fund could be subject to this tax if it were to dispose of or securitize loans (or portions thereof) in a manner that was treated as a sale of the loans for U.S. federal income tax purposes. Therefore, in order to avoid the prohibited transactions tax, the Fund may choose not to engage in certain sales of loans at the Fund level (and may conduct such sales through a TRS), and may limit the structures the Fund utilizes for any securitization transactions, even though the sales or structures might otherwise be beneficial to the Fund.

Legislative or regulatory action related to federal income tax laws could adversely affect Fund’s Shareholders and/or the Fund’s business.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was enacted. The TCJA makes major changes to the Code, including a number of provisions of the Code that affect the taxation of funds that qualify for taxation as REITs and their stockholders. The effect of certain of the significant changes made by the TCJA is highly uncertain, and administrative guidance will be required in order to fully evaluate the effect of many provisions. The effect of any technical corrections with respect to the TCJA could have an adverse effect on the Fund or its Shareholders. Investors should consult their tax advisors regarding the implications of the TCJA on their investment in the Fund’s Shares.

In addition, in recent years, numerous legislative, judicial and administrative changes have been made to the federal income tax laws applicable to investments in funds that qualify for taxation as REITs and similar entities. Additional changes to tax laws and regulations are likely to continue to occur in the future, and the Fund cannot assure Shareholders that any such changes will not adversely affect the taxation of a Shareholder or will not have an adverse effect on an investment in the Fund’s Shares. Shareholders are urged to consult with their own tax advisors with respect to the potential effect that the TCJA or other legislative, regulatory or administrative developments and proposals could have on their investment in the Fund’s Shares.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a Shareholder’s investment in the Fund’s Shares and may trigger taxable gain.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of the Fund’s distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of the Fund’s distributions for a year exceeds Fund’s current and accumulated earnings and profits for that year. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s Shares, and to the extent that it exceeds the holder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares.

The Fund’s ability to provide certain services to the Fund’s tenants may be limited by the REIT taxation rules, or may have to be provided through a TRS.

As a fund that qualifies for taxation as a REIT, the Fund generally cannot hold interests in rental property where tenants receive services other than services that are customarily provided by landlords, nor can the Fund derive income from a third party that provides such services. If services to tenants at properties in which the Fund holds an interest are limited to customary services, those properties may be disadvantaged as compared to other properties that can be operated without the same restrictions. However, the Fund can provide such non-customary services to tenants or share in the revenue from such services if the Fund does so through a TRS, though income earned through the TRS will be subject to corporate income taxes.

The Adviser and its affiliates have limited experience managing a portfolio of assets owned by a fund that qualifies for taxation as REIT.

Funds are subject to numerous complex requirements in order to maintain their REIT tax status, including income and asset composition tests. The Adviser and its affiliates have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Adviser and its affiliates manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the value of the Fund’s Shares.

The Fund’s qualification for taxation as a REIT and avoidance of 100% tax may depend on the characterization of loans that the Fund makes as debt for U.S. federal income tax purposes.

For U.S. federal income tax purposes, the IRS or a court may treat a loan with sufficient equity characteristics as equity for tax purposes. The Fund may obtain equity participation rights with respect to the Fund’s loans, and the Fund may make loans with relatively high loan-to-value ratios and/or high yields, which are among the features that can cause a loan to be treated as equity for U.S. federal income tax purposes. Although the Fund intends to structure each of the Fund’s loans so that the loan should be respected as debt for U.S. federal income tax purposes, it is possible that the IRS or a court could disagree and seek to recharacterize the loan as equity. Recharacterization of one of the Fund’s loans as equity for U.S. federal income tax purposes generally would require the Fund to include its share of the gross assets and gross income of the borrower in the Fund’s REIT asset and income tests. Inclusion of such items could jeopardize the Fund’s REIT tax status. Moreover, to the extent the Fund’s borrowers hold their assets as dealer property or inventory, if the Fund is treated as holding equity in a borrower for U.S. federal income tax purposes, the Fund’s share of gains from sales by the borrower would be subject to the 100% tax on prohibited transactions (except to the extent earned through a TRS).

The failure of a loan to qualify as an obligation secured by a mortgage on real property within the meaning of the REIT rules could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may make investments in loans whose qualification as a real estate mortgage loan for REIT taxation purposes is uncertain or which are treated in part as qualifying mortgage loans and in part as unsecured loans. The failure of a loan that the Fund treated as a qualifying mortgage loan to qualify as such for REIT taxation purposes could cause the Fund to fail one or more of the REIT income or asset tests, and thereby cause the Fund to fail to qualify for taxation as a REIT unless certain relief provisions also apply.

In general, interest income accrued on a loan that is secured by real property and personal property during a taxable year constitutes qualifying mortgage interest in its entirety for purposes of the 75% gross income test only if the loan is secured by a mortgage on real property with a value (at the time the Fund committed to acquire the loan) at least equal to the highest outstanding principal amount of the loan during such taxable year. In the case of loans to improve or develop real property, the value of the real property collateral when the Fund commits to acquire a loan is deemed to include the reasonably estimated cost of the improvements or developments (other than personal property) which will secure the loan and which will be constructed from the proceeds of the loan. Subject to a limited exemption, if the outstanding principal balance of a mortgage loan during the taxable year exceeds the deemed value of the real property securing the loan at the time the Fund committed to acquire the loan, a portion of the interest accrued during the year will not be qualifying mortgage interest for the 75% income test and a portion of such loan likely will not be a qualifying real estate asset. In that case, the Fund could earn income that is not qualifying for the 75% income test and be treated as holding a non-real estate investment in whole or part, which could result in the Fund’s failure to qualify for taxation as a REIT. However, a mortgage loan secured by both real property and personal property will be treated as a wholly qualifying real estate asset and all interest will be qualifying income for purposes of the 75% income test if the fair market value of such personal property does not exceed 15% of the total fair market value of all such property, even if the real property collateral value is less than the outstanding principal balance of the loan.

The “taxable mortgage pool” rules may increase the taxes that the Fund or its Shareholders may incur, and may limit the manner in which the Fund effects future securitizations.

Any borrowings incurred by the Fund could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. Except as provided below, the Fund generally would not be adversely affected by the characterization as a taxable mortgage pool so long as the Fund owns 100% of the equity interests in a taxable mortgage pool. Certain categories of Shareholders, however, such as non-U.S. Shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain U.S. tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool. In addition, to the extent that the Fund’s Shares are owned by tax-exempt “disqualified organizations,” such as certain government- related entities and charitable remainder trusts that are not subject to tax on unrelated business income, the Fund may incur a corporate level tax on a portion of the Fund’s income from the taxable mortgage pool. In that case, the Fund may reduce the amount of the Fund’s distributions to any disqualified organization whose Share ownership gave rise to the tax. Moreover, the Fund would be precluded from selling equity interests in these securitizations to outside investors, or selling any debt securities issued in connection with these securitizations that might be considered to be equity interests for U.S. federal income tax purposes. These limitations may prevent the Fund from using certain techniques to maximize the Fund’s returns from securitization transactions.

The SAI describes the Fund’s principal investment risks in more detail and also describes other risks applicable to the Fund. The additional risks include the following:

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement that require you to waive your rights to request to review and obtain information relating to the Fund, including, but not limited to, names and contact information of the Fund’s shareholders.

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement requiring you to waive your rights to request to review and obtain information relating to and maintained by the Fund, including, but not limited to, names and contact information of the Fund’s shareholders, information listed in Section 18-305 of the Delaware Limited  Liability Company Act (6 Del. C. § 18-101, et. seq.) (the “Delaware LLC Act”), and any other information deemed to be confidential by the Fund in its sole discretion (the “Waiver Provisions”).

Through the Fund’s required public filing disclosures, periodic reports and obligation to provide annual reports and tax information to its shareholders, much of the information listed in Section 18-305 of the Delaware LLC Act will be available to shareholders notwithstanding the Waiver Provisions. While the intent of such Waiver Provisions is to protect your personally identifiable information from being disclosed pursuant to Section 18-305 of the Delaware LLC Act, by agreeing to be subject to the Waiver Provisions, you are severely limiting your right to seek access to the personally identifiable information of other shareholders, such as names, addresses and other information about shareholders and the Fund that the Fund deems to be confidential. As a result, the Waiver Provision could impede your ability to communicate with other shareholders, and such provisions, on their own, or together with the effect of the arbitration provisions contained in the LLC Agreement, may impede your ability to bring or sustain claims against the Fund, including under applicable securities laws. The SAI provides additional information about the arbitration provisions. A court may choose not to enforce the Waiver Provisions.

BY AGREEING TO BE SUBJECT TO THE WAIVER PROVISIONS, INVESTORS WILL NOT BE DEEMED TO WAIVE THE FUND’S COMPLIANCE WITH THE FEDERAL SECURITIES LAWS AND THE RULES AND REGULATIONS PROMULGATED THEREUNDER.

Risks Related to the Adviser and its Affiliates and the Fundrise Platform [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Adviser and its Affiliates and the Fundrise Platform

Rise Companies is currently incurring net losses and expects to continue incurring net losses in the future.

Rise Companies is currently incurring net losses and expects to continue incurring net losses in the future. Its failure to become profitable could impair the operations of the Fundrise Platform by limiting its access to working capital to operate the Fundrise Platform. In addition, Rise Companies expects its operating expenses to increase in the future as it expands its operations. If Rise Companies’ operating expenses exceed its expectations, its financial performance could be adversely affected. If its revenue does not grow to offset these increased expenses, Rise Companies may never become profitable. In future periods, Rise Companies may not have any revenue growth, or its revenue could decline.

If Rise Companies were to enter bankruptcy proceedings, the operation of the Fundrise Platform and the activities with respect to the Fund’s operations and business would be interrupted and subscription proceeds held in a segregated account may be subject to the bankruptcy.

If Rise Companies were to enter bankruptcy proceedings or to cease operations, the Fund would be required to find other ways to meet obligations regarding the Fund’s operations and business. Such alternatives could result in delays in the disbursement of distributions or the filing of reports or could require the Fund to pay significant fees to another company that the Fund engages to perform services for the Fund.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect certain of the Fund’s residential and commercial real estate debt investments and Publicly Traded Real Estate Securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the residential and commercial real estate debt investments at attractive prices, and enter into hedging transactions.

Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates continue to increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations. Interest rate changes may also impact the Fund’s NAV as certain Publicly Traded Real Estate Securities, residential and commercial real estate debt investments, and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the Publicly Traded Real Estate Securities and residential and commercial real estate debt investments and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s Publicly Traded Real Estate Securities and residential and commercial real estate debt investments and the Fund’s financial position and operations as a change in interest rates generally.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	11 Dupont Circle NW
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
Contact Personnel Name	Bjorn J. Hall
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]

Shares

The Fund is a Delaware limited liability company organized on August 27, 2021 under the Delaware Limited Liability Company Act  (6 Del. C. § 18-101, et. seq.) (“Delaware LLC Act”), issuing limited liability company interests. The limited liability company interests in the Fund will be denominated in common shares of limited liability company interests (“Shares” or “Common Shares”) and, if created in the future, preferred shares of limited liability company interests (“Preferred Shares”). The LLC Agreement provides that the Fund may issue an unlimited number of Shares.

All of the Shares offered by this Registration Statement will be duly authorized and validly issued. Upon payment in full of the consideration payable with respect to the Shares, as determined by the Board, the holders of such Shares will not be liable to the Fund to make any additional capital contributions with respect to such Shares (except for the return of distributions under certain circumstances as required by Sections 18-215, 18-607 and 18-804 of the Delaware LLC Act). Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions. However, holders of Shares will be eligible to participate in the Fund’s Share repurchase program, as described in “Periodic Repurchase Offers.”

The Fund intends to make distributions necessary to maintain its qualification as a REIT. The Fund expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Dividend Reinvestment Plan.”

The Fund’s fiscal year end is December 31. In addition, the Fund has elected and has qualified to be taxed as a REIT for U.S. federal income tax purposes beginning with the Fund’s taxable year ended December 31, 2022 and intends to continue to qualify as a REIT.

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of April 1, 2026:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	None	63,592,329

Share Classes

The Fund is currently offering one class of Shares on a continuous basis. The Fund may offer additional classes of Shares in the future. The Fund may apply for exemptive relief from the SEC that would permit the Fund to issue multiple classes of Shares; there is no assurance, however, that the relief would be granted. Until such exemptive relief is granted and the Fund registers a new Share class, the Fund will only offer one class of Shares.

Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares	63,592,329
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]

Preferred Shares

Section 215(e) of the Delaware LLC Act specifically authorizes the creation of ownership interests of different classes of limited liability company interests, having such relative rights, powers and duties as the limited liability company agreement may provide, and may make provision for the future creation in the manner provided in the limited liability company agreement of additional classes of membership interests. In accordance with this provision, the LLC Agreement provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Common Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without approval of Shareholders.

The Board is authorized to fix the number of Preferred Shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions of such securities as the Board sees fit. As of the date of this Prospectus, no Preferred Shares are outstanding and the Fund has no current plans to issue any Preferred Shares.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Directors at all times and to elect a majority of the Directors if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

[1]	Property Level Expenses include fees and expenses related to property management, disposition expenses, and any other expenses related to investments in consolidated real property of the Fund’s Real Estate Investment Vehicles (including real estate and property taxes and interest payments on properties held in the Fund’s Real Estate Investment Vehicles). Although the Fund does not anticipate any property level expenses related to investments in consolidated real property, the Fund does expect that its unconsolidated operating entities will incur property level expenses, the costs of which will be indirectly borne by shareholders and are excluded from the above ratios.
[2]	The table assumes the Fund’s use of leverage in an amount equal to approximately 12% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above. The Fund’s unconsolidated operating entities may use borrowings, the costs of which will be indirectly borne by shareholders.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and other pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act.
[4]	Other Expenses have been restated to reflect estimated amounts based on expenses expected to be incurred for the Fund’s current fiscal year and include professional fees, marketing expenses, and other general and administrative expenses.